                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-2686

                       RIVERSOURCE TAX-EXEMPT SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 11/30

Date of reporting period: 11/30

Annual Report
and Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
INTERMEDIATE TAX-EXEMPT FUND

ANNUAL REPORT FOR
THE PERIOD ENDED
NOVEMBER 30, 2007
(Prospectus also enclosed)


RIVERSOURCE INTERMEDIATE
TAX-EXEMPT FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH A HIGH LEVEL OF
CURRENT INCOME EXEMPT FROM FEDERAL
INCOME TAXES.

This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      7

The Fund's Long-term Performance ...     12

Fund Expenses Example...............     14

Portfolio of Investments............     16

Financial Statements................     24

Notes to Financial Statements.......     27

Report of Independent Registered
   Public Accounting Firm...........     41

Federal Income Tax Information......     42

Board Members and Officers..........     45

Proxy Voting........................     49

Change in Independent Registered
   Public Accounting Firm...........     50

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

 2 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT

FUND SNAPSHOT AT NOV. 30, 2007

FUND OBJECTIVE

RiverSource Intermediate Tax-Exempt Fund seeks to provide shareholders with a high level of current income exempt from federal income taxes.

QUALITY BREAKDOWN

Percentage of bond portfolio assets
(PIE CHART)

AAA bonds                                                    43.8%
AA bonds                                                     19.5%
A bonds                                                      12.7%
BBB bonds                                                    19.2%
Non-investment grade bonds                                    4.8%

Bond ratings apply to the number of underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Rating for 7.6% of the bond portfolio assets were determined through internal analysis.

TOP TEN STATES/TERRITORIES

Percentage of portfolio assets

New York                             21.3%
California                            9.3%
Michigan                              6.3%
Massachusetts                         5.7%
North Carolina                        5.6%
Tennessee                             5.1%
Puerto Rico                           4.5%
Texas                                 4.0%
Minnesota                             3.7%
Ohio                                  3.6%

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.
--------------------------------------------------------------------------------

               RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT  3

FUND SNAPSHOT AT NOV. 30, 2007

STYLE MATRIX


        DURATION
SHORT    INT.     LONG
          X                    HIGH
                              MEDIUM     QUALITY
                               LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGER

                             YEARS IN INDUSTRY
Catherine Stienstra*                19

* The Fund is managed by a team of portfolio managers led by Catherine
  Stienstra.

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     INFAX          11/13/96
Class B                     INFBX          11/13/96
Class C                     RTICX          06/26/00
Total net assets                        $74.1 million
Number of holdings                               91
Effective maturity(1)                       8 years
Effective duration(2)                     5.5 years
Weighted average bond rating(3)                 AA-

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.
--------------------------------------------------------------------------------

 4 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                        For the year ended Nov. 30, 2007

                                  (BAR CHART)

RiverSource Intermediate Tax-Exempt Fund Class A
  (excluding sales charge)                              +1.46%

Lehman Brothers 3-15 Year Blend Municipal Bond
  Index (unmanaged)                                     +3.72%

Lipper Intermediate Municipal Debt Funds Index          +2.65%

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class A                                           0.95%                        0.94%
Class B                                           1.71%                        1.70%
Class C                                           1.70%                        1.69%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding 0.15% of interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.55% for Class B and 1.54% for Class C. See the Notes to Financial Statements for more information regarding inverse floater program transactions.
--------------------------------------------------------------------------------

               RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT NOV. 30, 2007
                                                                                SINCE
WITHOUT SALES CHARGE                 1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 11/13/96)         +1.46%    +2.62%    +3.27%    +3.89%     +4.01%
 Class B (inception 11/13/96)         +0.88%    +1.85%    +2.49%    +3.10%     +3.23%
 Class C (inception 6/26/00)          +0.88%    +1.86%    +2.49%      N/A      +3.37%

WITH SALES CHARGE
 Class A (inception 11/13/96)         -3.44%    +0.97%    +2.28%    +3.35%     +3.53%
 Class B (inception 11/13/96)         -4.03%    +0.59%    +2.13%    +3.10%     +3.23%
 Class C (inception 6/26/00)          -0.10%    +1.86%    +2.49%      N/A      +3.37%

AT DEC. 31, 2007
                                                                                SINCE
WITHOUT SALES CHARGE                 1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 11/13/96)         +1.86%    +2.32%    +2.72%    +3.83%     +3.99%
 Class B (inception 11/13/96)         +1.08%    +1.49%    +1.94%    +3.03%     +3.19%
 Class C (inception 6/26/00)          +1.09%    +1.49%    +1.95%      N/A      +3.31%

WITH SALES CHARGE
 Class A (inception 11/13/96)         -2.91%    +0.67%    +1.72%    +3.30%     +3.51%
 Class B (inception 11/13/96)         -3.84%    +0.23%    +1.59%    +3.03%     +3.19%
 Class C (inception 6/26/00)          -0.10%    +1.49%    +1.95%      N/A      +3.31%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

--------------------------------------------------------------------------------

 6 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Catherine Stienstra replaced Rick LaCoff as portfolio manager of the RiverSource Intermediate Tax-Exempt Fund in August 2007. Below, Ms. Stienstra discusses the Fund's positioning and results for the 12 months ended Nov. 30, 2007.

Q: How did RiverSource Intermediate Tax-Exempt Fund perform for the fiscal year?

A: RiverSource Intermediate Tax-Exempt Fund's Class A Shares (excluding sales charge) gained 1.46% for the 12 months ended Nov. 30, 2007. The Fund underperformed the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman 3-15 Year Index), which rose 3.72% for the period. The Fund also underperformed the Lipper Intermediate Municipal Debt Funds Index (Lipper Index), representing the Fund's peer group, which advanced 2.65% for the same time frame.

Q: What factors most significantly affected performance during the annual period?

A: The tax-exempt fixed income market significantly underperformed the taxable fixed income market for the annual period overall, as fallout from turmoil in the credit markets following turbulence in the subprime mortgage market and fears regarding liquidity spilled over into the municipal market. As investors grew increasingly risk averse, a flight-to-quality toward U.S. Treasuries ensued, driving Treasury yields materially lower. Another related factor that impacted the tax-exempt fixed income market during the fiscal year was municipal bond insurers' exposure to certain plagued securities. Investors grew concerned that the monoline insurers, which insure approximately 50% of the municipal bond market currently, might be challenged to maintain their AAA ratings.

   As the Federal Reserve Board sought to strengthen liquidity and calm market fears by cutting the targeted federal funds rate twice during the period by a total of 0.75%, short-term tax-exempt yields declined. Longer-dated municipal bond prices were weaker, as leveraged municipal participants liquidated longer positions. All told, then, the slope of the tax-exempt bond yield curve steepened over the annual period.

   THE BIGGEST POSITIVE CONTRIBUTOR TO THE FUND'S ANNUAL PERFORMANCE WAS ITS DURATION POSITIONING.


   The biggest positive contributor to the Fund's annual performance was its duration positioning. The Fund maintained a shorter duration than the Lehman 3-15 Year Index through the first half of the fiscal year, which helped as rates
--------------------------------------------------------------------------------

               RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT  7

QUESTIONS & ANSWERS

   generally rose during these months. We then shifted the Fund's duration to neutral relative to the Lehman 3-15 Year Index and subsequently lengthened the Fund's duration in mid-October. Such duration positioning strategy proved beneficial, as rates generally fell through the last months of the fiscal year. Duration is a measure of the Fund's sensitivity to changes in interest rates.

   Shifts in allocation to non-enhanced municipal tobacco bonds also helped the Fund's results. The Fund had a significant allocation to these bonds through mid-July, as spreads, or the difference in yields between these securities and Treasuries, tightened. We then dramatically reduced the Fund's exposure to tobacco bonds in mid-July, which benefited results, as a greater supply than usual caused spreads to widen.

   On the other hand, allocations to non-rated special district land development deal bonds, commonly known as "dirt deals," detracted from Fund results, as these bonds were impacted by the housing market slowdown. A sizable allocation to BBB-rated hospital municipal bonds also detracted from the Fund's results, as this sector remained under pressure for most of the period. Indeed, having a significant allocation to bonds rated BBB across a variety of sectors and only a modest exposure to bonds rated AAA detracted from Fund results, as BBB-rated credits materially underperformed higher quality tax-exempt bonds for the annual period.

   Significant allocations to Commonwealth of Puerto Rico municipal bonds detracted from Fund results. Spreads on these bonds widened, due primarily to investors' focus on continued budgetary troubles there.

   Further detracting from the Fund's results was participation in a relatively new structure available in the municipal bond market known as a PLN (Percentage of Libor Note, wherein Libor is the London Interbank Offered Rate, the rate that the most credit-worthy international banks charge each other for large loans). Due to the substantial volatility in the market during the period, these PLNs did not perform as anticipated.

   A sizable position in prepaid natural gas municipal bonds also hurt the Fund's results. These bonds, which carry the backing of major investment firms, were impacted during the period by the broad brush of concern regarding these institutions and their exposure to subprime mortgages rather than by any worries about the underlying fundamentals of the credits themselves.
--------------------------------------------------------------------------------

 8 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT

QUESTIONS & ANSWERS

Q: What changes did you make to the Fund and how is it currently positioned?

A: As mentioned above, we shifted the Fund's duration positioning as market conditions changed and reduced the Fund's allocation to non-enhanced municipal tobacco bonds. We also significantly reduced the Fund's exposure to PLNs, which are quarterly reset Libor-based floating rate securities that pay an interest rate equal to a percentage of the three-month Libor plus a set yield premium.

   We reduced the Fund's exposure to non-rated special district land development deal bonds, sold some of the Fund's prepaid natural gas municipal bond holdings and eliminated one of the Fund's BBB-rated hospital municipal bonds. Finally, we reduced the Fund's position in longer term bonds and added exposure to bonds with maturities in the shorter and intermediate segments of the intermediate yield curve.

   WE EXPECT THE FED TO EASE MONETARY POLICY FURTHER OVER THE MONTHS AHEAD, AND SO WE INTEND TO MAINTAIN THE FUND'S DURATION LONGER THAN THE LEHMAN 3-15 YEAR INDEX FOR THE NEAR TERM.


Q: What is the Fund's tactical view and strategy for the months ahead?

A: We expect the Fed to ease monetary policy further over the months ahead, and so we intend to maintain the Fund's duration longer than the Lehman 3-15 Year Index for the near term. We also believe that the tax-exempt yield curve will continue to steepen, and so we seek further opportunities to purchase municipal bonds with maturities at the shorter end of the intermediate yield curve, where we expect to see better performance.

   Overall, we intend to focus on higher quality municipal bonds, seeking buying opportunities in what was, in our view, probably overdone weakness in the tax-exempt bond market during the annual period. In implementing this strategy, we expect to reduce the Fund's exposure to California general obligation bonds, as the state's economy as a whole and its real estate market in particular remain under pressure. We will closely monitor the Fund's position in any lower rated hospital credits, as Medicaid and Medicare may face budget cuts in a slowing economy. We also expect to further reduce the Fund's exposure to prepaid natural gas municipal bonds on an opportunistic basis.
--------------------------------------------------------------------------------

               RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT  9

QUESTIONS & ANSWERS

   We expect to see some consolidation amongst the municipal bond insurers over the coming months. That said, it remains our ongoing policy to focus on the underlying credit quality of all municipal securities held in the Fund, including those wrapped with any bond insurance, with an emphasis on fundamentals and little reliance on the insurers themselves as we make investment decisions.

   Consistent with the Fund's investment objective, we will maintain our emphasis on generating a high level of current income exempt from federal income taxes.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.
--------------------------------------------------------------------------------

 10 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT

                       THIS PAGE LEFT BLANK INTENTIONALLY

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Intermediate Tax-Exempt Fund Class A shares (from 12/1/97 to 11/30/07) as compared to the performance of two widely cited performance indices, the Lehman Brothers 3-15 Year Blend Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS

                                                                                          SINCE
Results at Nov. 30, 2007                  1 YEAR     3 YEARS    5 YEARS    10 YEARS    INCEPTION(3)
INTERMEDIATE TAX-EXEMPT FUND (INCLUDES SALES CHARGE)

 Class A Cumulative value of $10,000       $9,656    $10,294    $11,193    $13,948       $14,670
        Average annual total return         -3.44%     +0.97%     +2.28%     +3.35%        +3.53%
LEHMAN BROTHERS 3-15 YEAR BLEND MUNICIPAL BOND INDEX(1)

        Cumulative value of $10,000       $10,372    $11,200    $12,343    $16,453       $18,115
        Average annual total return         +3.72%     +3.85%     +4.30%     +5.10%        +5.55%
LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX(2)

        Cumulative value of $10,000       $10,265    $11,023    $11,946    $15,252       $16,126
        Average annual total return         +2.65%     +3.30%     +3.62%     +4.31%        +4.44%

Results for other share classes can be found on page 6.

--------------------------------------------------------------------------------

 12 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND LINE GRAPH)

                                                RIVERSOURCE INTERMEDIATE    LEHMAN BROTHERS 3-15 YEAR      LIPPER INTERMEDIATE
                                                TAX-EXEMPT FUND (INCLUDES     BLEND MUNICIPAL BOND        MUNICIPAL DEBT FUNDS
                                                       SALES CHARGE)               INDEX(1)                     INDEX(2)
                                                -------------------------   -------------------------     --------------------
97                                                    $ 9,525                        $10,000                      $10,000
98                                                      9,994                         10,741                       10,663
99                                                     10,138                         10,776                       10,598
00                                                     10,565                         11,547                       11,239
01                                                     11,263                         12,508                       12,107
02                                                     11,876                         13,329                       12,767
03                                                     12,572                         14,197                       13,507
04                                                     12,904                         14,691                       13,838
05                                                     13,128                         15,069                       14,158
06                                                     13,747                         15,863                       14,858
07                                                     13,948                         16,453                       15,252

(1) The Lehman Brothers 3-15 Year Blend Municipal Bond Index, an unmanaged index, is a market value-weighted index of investment grade fixed-rate municipal bonds with maturities of 2-17 years. The index is frequently used as a general performance measure of tax-exempt bonds with intermediate maturities. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Intermediate Municipal Debt Funds Index includes the 30 largest intermediate municipal debt funds tracked by Lipper Inc. The index's returns include net reinvested dividends.
(3) Fund data is from Nov. 13, 1996. Lehman Brothers 3-15 Year Blend Municipal Bond Index and Lipper peer group data is from Dec. 1, 1996.

--------------------------------------------------------------------------------

              RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT  13

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 14 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT

                              BEGINNING         ENDING         EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                            JUNE 1, 2007    NOV. 30, 2007    THE PERIOD(A)   EXPENSE RATIO

 Class A
   Actual(b)                   $1,000         $1,014.10          $3.99            .79%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,021.11          $4.00            .79%
 Class B
   Actual(b)                   $1,000         $1,010.20          $7.81           1.55%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,017.30          $7.84           1.55%
 Class C
   Actual(b)                   $1,000         $1,010.20          $7.76           1.54%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,017.35          $7.79           1.54%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Nov. 30, 2007: +1.41% for Class A, +1.02% for Class B and +1.02% for Class C.

--------------------------------------------------------------------------------

              RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS

NOV. 30, 2007
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

MUNICIPAL BONDS (95.5%)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
ALASKA (0.7%)
State of Alaska
 Refunding Revenue Bonds
 Series 2006A (MBIA) A.M.T.
  10-01-14                          5.00%          $500,000                $532,330
-----------------------------------------------------------------------------------

ARIZONA (2.0%)
Arizona Health Facilities Authority
 Revenue Bonds
 Phoenix Childrens Hospital
 Series 2007B
  02-02-15                          4.43            500,000(f)              493,365
Queen Creek Improvement District #1
 Special Assessment Bonds
 Series 2006
  01-01-14                          5.00            500,000                 502,905
  01-01-18                          5.00            500,000                 497,635
                                                                    ---------------
Total                                                                     1,493,905
-----------------------------------------------------------------------------------

CALIFORNIA (9.1%)
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006H (FGIC) A.M.T.
  08-01-30                          5.75            500,000                 539,284
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006K A.M.T.
  02-01-42                          5.50            495,000                 523,299
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2007D (FGIC) A.M.T.
  08-01-17                          4.35            500,000                 494,925

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
CALIFORNIA (CONT.)
California Municipal Finance Authority
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2004 A.M.T.
  09-01-14                          4.10%        $1,000,000                $999,120
California Pollution Control Financing Authority
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2005C A.M.T.
  11-01-23                          5.13            500,000                 484,385
City of Long Beach
 Refunding Revenue Bonds
 Series 2005A (MBIA) A.M.T.
  05-15-20                          5.00          1,000,000               1,037,070
City of San Jose
 Revenue Bonds
 Series 2007A (AMBAC) A.M.T.
  03-01-16                          5.00            375,000                 401,078
Los Angeles Harbor Department
 Refunding Revenue Bonds
 Series 2006A (MBIA) A.M.T.
  08-01-13                          5.00            500,000                 534,190
San Diego Unified School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1999A (FGIC)
  07-01-12                          3.70          2,000,000(g)            1,692,100
                                                                    ---------------
Total                                                                     6,705,451
-----------------------------------------------------------------------------------

COLORADO (3.0%)
Baptist Road Rural Transportation Authority
 Revenue Bonds
 Series 2007
  12-01-17                          4.80            500,000                 474,110

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
COLORADO (CONT.)
Colorado Health Facilities Authority
Revenue Bonds
Evangelical Lutheran
Series 2005
  06-01-23                          5.25%          $500,000                $516,590
North Range Metropolitan District #1
 Limited General Obligation Refunding Bonds
 Series 2007 (ACA)
  12-15-15                          5.00            365,000                 362,138
  12-15-17                          5.00            350,000                 342,174
North Range Metropolitan District #2
 Limited Tax General Obligation Bonds
 Series 2007
  12-15-14                          5.50            555,000                 549,583
                                                                    ---------------
Total                                                                     2,244,595
-----------------------------------------------------------------------------------

DISTRICT OF COLUMBIA (1.0%)
Metropolitan Washington Airports Authority
 Refunding Revenue Bonds
 Series 2007A (AMBAC) A.M.T.
  10-01-22                          4.75            750,000                 763,515
-----------------------------------------------------------------------------------

FLORIDA (3.1%)
Harbor Bay Community Development District
 Special Assessment Bonds
 Series 2001B
  05-01-10                          6.35            125,000                 124,164
Landmark at Doral Community Development District
 Special Assessment Bonds
 Series 2006B
  05-01-15                          5.20            500,000                 456,195
Palm Beach County Health Facilities Authority
 Revenue Bonds
 Waterford Project
 Series 2007
  11-15-10                          4.65            400,000                 399,988
Renaissance Communications Development District
 Special Assessment Bonds
 Series 2002B
  05-01-08                          6.25             50,000                  49,910
Sterling Hill Community Development District
 Special Assessment Bonds
 Series 2003B
  11-01-10                          5.50            215,000                 208,328

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
FLORIDA (CONT.)
Village Center Community Development District
 Recreational Revenue Bonds
 Sub Series 2003B
  01-01-18                          6.35%        $1,000,000              $1,060,779
                                                                    ---------------
Total                                                                     2,299,364
-----------------------------------------------------------------------------------

GEORGIA (2.1%)
Appling County Development Authority
 Revenue Bonds
 Georgia Power Company Plant Hatch Project
 Series 2006 (AMBAC)
  07-01-16                          4.40            500,000                 508,750
City of Atlanta
 Refunding Revenue Bonds
 Series 2003D (FGIC) A.M.T.
  01-01-16                          5.25          1,000,000(i)            1,067,319
                                                                    ---------------
Total                                                                     1,576,069
-----------------------------------------------------------------------------------

ILLINOIS (1.7%)
Illinois Finance Authority
 Revenue Bonds
 Sedgebrook Incorporated Facility
 Series 2007A
  11-15-12                          5.50            500,000                 508,190
Illinois Municipal Electric Agency
 Refunding Revenue Bonds
 Series 2007C (FGIC)
  02-01-12                          5.00            720,000                 764,834
                                                                    ---------------
Total                                                                     1,273,024
-----------------------------------------------------------------------------------

INDIANA (2.8%)
Indiana Municipal Power Agency
 Revenue Bonds
 Series 2003B (MBIA)
  01-01-11                          5.00          2,000,000               2,099,700
-----------------------------------------------------------------------------------

IOWA (1.0%)
Coralville
 Tax Allocation Bonds
 Tax Increment
 Series 2007C
  06-01-17                          5.00            730,000                 752,243
-----------------------------------------------------------------------------------

                                             See accompanying notes to portfolio
of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT  17

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)

KANSAS (1.5%)
City of Olathe
 Special Obligation Tax Allocation Revenue Bonds
 West Village Center Project
 Series 2007
  03-01-10                          5.00%          $100,000                 $99,888
City of Salina
 Improvement Refunding Revenue Bonds
 Salina Regional Health
 Series 2006
  10-01-22                          5.00            500,000                 516,110
University of Kansas Hospital Authority
 Improvement Refunding Revenue Bonds
 Health System
 Series 2006
  09-01-23                          5.00            500,000                 511,695
                                                                    ---------------
Total                                                                     1,127,693
-----------------------------------------------------------------------------------

LOUISIANA (0.7%)
Louisiana State Citizens Property Insurance Corporation
 Revenue Bonds
 Series 2006B (AMBAC)
  06-01-16                          5.00            500,000                 539,420
-----------------------------------------------------------------------------------

MASSACHUSETTS (5.6%)
Commonwealth of Massachusetts
 Limited General Obligation Bonds
 Consolidated Loan
 Series 2002C (FGIC)
  11-01-14                          5.50          2,000,000               2,240,820
Massachusetts Bay Transportation Authority
 Revenue Bonds
 General Transportation System
 Series 1998C (FGIC)
  03-01-13                          5.50          1,000,000               1,098,940
Massachusetts Development Finance Agency
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2003 A.M.T.
  06-01-14                          5.45            750,000                 774,795
                                                                    ---------------
Total                                                                     4,114,555
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)

MICHIGAN (6.2%)
Grand Valley State University
 Revenue Bonds
 Series 2007A (AMBAC)
  12-01-16                          4.00%          $400,000                $408,184
  12-01-17                          4.00            250,000                 253,915
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water State Revolving Fund
 Series 2001
  10-01-20                          5.00          1,500,000               1,563,405
Michigan State Housing Development Authority
 Revenue Bonds
 Series 2007A A.M.T.
  12-01-28                          5.50            490,000                 510,159
Saginaw Hospital Finance Authority
 Refunding Revenue Bonds
 Covenant Medical Center
 Series 2004G
  07-01-22                          5.13          1,000,000               1,027,740
Wayne County Airport Authority
 Revenue Bonds
 Detroit Metropolitan
 Series 2005 (MBIA) A.M.T.
  12-01-19                          4.75            750,000                 768,533
                                                                    ---------------
Total                                                                     4,531,936
-----------------------------------------------------------------------------------

MINNESOTA (3.6%)
Osseo Independent School District #279
 Unlimited General Obligation Bonds
 School Building
 Series 2000A
 (School District Credit Enhancement Program)
  02-01-14                          5.75          1,000,000               1,060,710
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Allina Health Systems
 Series 2007A (MBIA)
  11-15-22                          5.00          1,025,000               1,094,515

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 18 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
MINNESOTA (CONT.)
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
  05-15-23                          5.25%          $500,000(i)             $499,460
                                                                    ---------------
Total                                                                     2,654,685
-----------------------------------------------------------------------------------

MISSOURI (1.8%)
City of Kansas City
 Tax Allocation Bonds
 Kansas City MainCor Project
 Series 2007A
  03-01-12                          5.00            625,000                 619,338
St. Louis Industrial Development Authority
 Revenue Bonds
 Friendship Village West Community
 Series 2007A
  09-01-10                          5.00            700,000                 706,538
                                                                    ---------------
Total                                                                     1,325,876
-----------------------------------------------------------------------------------

MONTANA (0.7%)
Montana Board of Housing
 Revenue Bonds
 Single Family Mortgage
 Series 2006C-2 A.M.T.
  12-01-37                          5.75            470,000                 499,728
-----------------------------------------------------------------------------------

NEW HAMPSHIRE (0.7%)
New Hampshire Business Finance Authority
 Revenue Bonds
 Public Service Company of New Hampshire Project
 Series 2006B (MBIA) A.M.T.
  05-01-21                          4.75            500,000                 510,155
-----------------------------------------------------------------------------------

NEW JERSEY (3.2%)
New Jersey Economic Development Authority
 Revenue Bonds
 Cigarette Tax
 Series 2004
  06-15-18                          5.63          1,000,000               1,008,919

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
NEW JERSEY (CONT.)
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 South Jersey Hospital
 Series 2006
  07-01-20                          5.00%        $1,050,000              $1,088,472
Tobacco Settlement Financing Corporation
 Prerefunded Revenue Bonds
 Series 2003
  06-01-41                          7.00            225,000                 264,877
                                                                    ---------------
Total                                                                     2,362,268
-----------------------------------------------------------------------------------

NEW YORK (20.8%)
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003J
  06-01-19                          5.50          1,600,000               1,724,576
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2002B (MBIA)
  07-01-13                          5.50          2,250,000               2,486,745
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2005F
  11-15-12                          5.00            750,000                 798,908
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
  01-01-23                          5.00            500,000                 526,045
New York City Industrial Development Agency
 Revenue Bonds
 Terminal One Group Association Project
 Series 2005 A.M.T.
  01-01-21                          5.50            500,000                 527,280
New York State Energy Research & Development Authority
 Revenue Bonds
 New York State Electric & Gas
 Series 1985 (MBIA)
  03-15-15                          4.10          1,160,000               1,177,017

                                             See accompanying notes to portfolio
of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT  19

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
NEW YORK (CONT.)
New York State Thruway Authority
Revenue Bonds
Series 2007H (FGIC)
  01-01-23                          5.00%        $1,500,000              $1,597,680
New York State Urban Development Corporation
 Refunding Revenue Bonds
 Service Contract
 Series 2007A
  01-01-13                          5.00          1,500,000               1,603,695
New York State Urban Development Corporation
 Revenue Bonds
 Series 2002C
  01-01-11                          5.00          2,375,000               2,488,454
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 138th
 Series 2004 (FGIC) A.M.T.
  12-01-12                          5.00            785,000                 835,145
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
  12-01-16                          5.25            250,000(d)              251,540
Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2003A-1
  06-01-19                          5.50          1,250,000               1,342,213
                                                                    ---------------
Total                                                                    15,359,298
-----------------------------------------------------------------------------------

NORTH CAROLINA (5.4%)
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2003A
  01-01-10                          5.50          1,000,000               1,033,940
North Carolina Housing Finance Agency
 Revenue Bonds
 Series 2006A-26 A.M.T.
  01-01-38                          5.50            250,000                 264,293
North Carolina Municipal Power Agency #1 Catawba
 Revenue Bonds
 Series 2003A
  01-01-11                          5.50            510,000                 535,658
  01-01-12                          5.50          1,000,000               1,063,160

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
NORTH CAROLINA (CONT.)
State of North Carolina
 Unlimited General Obligation Refunding Bonds
 Series 2005B
  04-01-17                          5.00%        $1,000,000              $1,105,810
                                                                    ---------------
Total                                                                     4,002,861
-----------------------------------------------------------------------------------

NORTH DAKOTA (1.1%)
Ward County
 Revenue Bonds
 Trinity Obligated Group
 Series 2006
  07-01-15                          5.25            750,000                 779,873
-----------------------------------------------------------------------------------

OHIO (3.5%)
County of Cuyahoga
 Refunding Revenue Bonds
 Series 2003A
  01-01-11                          5.50          2,000,000               2,102,979
Miami County
 Improvement Refunding Revenue Bonds
 Upper Valley Medical Center
 Series 2006
  05-15-21                          5.25            500,000                 509,545
                                                                    ---------------
Total                                                                     2,612,524
-----------------------------------------------------------------------------------

PUERTO RICO (4.4%)(e)
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2003A
  07-01-21                          5.25            375,000                 387,405
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2006A
  07-01-24                          5.25            375,000                 385,403
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 1996Y
  07-01-36                          5.50          1,250,000               1,428,763
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
  07-01-13                          6.25            500,000                 556,735

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 20 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
PUERTO RICO (CONT.)
Puerto Rico Highway & Transportation Authority
Revenue Bonds
Series 2005K
  07-01-19                          5.00%          $500,000                $514,260
                                                                    ---------------
Total                                                                     3,272,566
-----------------------------------------------------------------------------------

SOUTH CAROLINA (0.3%)
Tobacco Settlement Revenue Management Authority
 Revenue Bonds
 Series 2001B
  05-15-22                          6.00            250,000                 252,293
-----------------------------------------------------------------------------------

TENNESSEE (5.0%)
Clarksville Natural Gas Acquisition Corporation
 Revenue Bonds
 Series 2006
  12-15-12                          5.00            500,000                 508,880
  12-15-17                          5.00            500,000                 501,555
  12-15-20                          5.00            500,000                 492,470
  12-15-21                          5.00            500,000                 489,635
Tennessee Energy Acquisition Corporation
 Revenue Bonds
 Series 2006A
  09-01-18                          5.25            750,000                 779,280
  09-01-20                          5.25            885,000                 914,878
                                                                    ---------------
Total                                                                     3,686,698
-----------------------------------------------------------------------------------

TEXAS (3.9%)
Brazosport Independent School District
 Unlimited General Obligation Bonds
 Series 2003C
 (Permanent School Fund Guarantee)
  02-15-19                          5.00          2,000,000               2,099,560
Tarrant County Cultural Education Facilities Finance
 Corporation
 Revenue Bonds
 Buckner Retirement Services Project
 Series 2007
  11-15-11                          5.00            750,000                 768,293
                                                                    ---------------
Total                                                                     2,867,853
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)

VIRGINIA (0.7%)
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2005
  06-01-26                          5.50%          $500,000                $551,640
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $70,288,168)                                                     $70,792,118
-----------------------------------------------------------------------------------

MUNICIPAL NOTES (1.6%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(B,C,H)                        YIELD        MATURITY                  VALUE(A)
ALASKA (0.1%)
City of Valdez
 Refunding Revenue Bonds
 Exxon Pipeline Company Project
 V.R.D.N. Series 1993B
  12-01-33                          3.60%          $100,000                $100,000
-----------------------------------------------------------------------------------

MISSISSIPPI (1.5%)
County of Jackson
 Refunding Revenue Bonds
 Chevron USA Incorporated Project
 V.R.D.N. Series 1993
  06-01-23                          3.65          1,100,000               1,100,000
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $1,200,000)                                                       $1,200,000
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $71,488,168)(j)                                                  $71,992,118
===================================================================================

                                             See accompanying notes to portfolio
of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT  21

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT NOV. 30, 2007

                                   NUMBER OF                                            UNREALIZED
                                   CONTRACTS          NOTIONAL        EXPIRATION      APPRECIATION/
CONTRACT DESCRIPTION              LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
----------------------------------------------------------------------------------------------------
U.S. Treasury Note, 5-year            (43)          $(4,746,125)      Dec. 2007         $(121,619)

INTEREST RATE SWAP CONTRACTS OUTSTANDING AT NOV. 30, 2007

                                                 FUND                                 NOTIONAL
                         FLOATING             PAY/RECEIVE    FIXED     EXPIRATION     PRINCIPAL    UNREALIZED
COUNTERPARTY            RATE INDEX           FLOATING RATE   RATE         DATE         AMOUNT     APPRECIATION
--------------------------------------------------------------------------------------------------------------
Citibank        Municipal Market Data Index       Pay        3.43%    Dec. 20, 2007   $900,000       $6,624
Citibank        Municipal Market Data Index       Pay        3.43     Dec. 21, 2007    900,000        6,624
Citibank        Municipal Market Data Index       Pay        3.43     Dec. 24, 2007    900,000        6,624
Morgan Stanley  Municipal Market Data Index       Pay        3.505    Feb. 14, 2008    900,000        9,437
Morgan Stanley  Municipal Market Data Index       Pay        3.505    Feb. 15, 2008    900,000        9,436
Morgan Stanley  Municipal Market Data Index       Pay        3.47     Feb. 21, 2008    900,000        7,979
Morgan Stanley  Municipal Market Data Index       Pay        3.47     Feb. 22, 2008    900,000        7,978
--------------------------------------------------------------------------------------------------------------
Total                                                                                               $54,702
--------------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    -- ACA Financial Guaranty Corporation
AMBAC  -- Ambac Assurance Corporation
BIG    -- Bond Investors Guarantee
CGIC   -- Capital Guaranty Insurance Company
CIFG   -- IXIS Financial Guaranty
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Authority
FNMA   -- Federal National Mortgage Association
FHLMC  -- Federal Home Loan Mortgage Corporation
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
MBIA   -- MBIA Insurance Corporation
XLCA   -- XL Capital Assurance

--------------------------------------------------------------------------------

 22 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT

(c)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    -- Alternative Minimum Tax -- At Nov. 30, 2007, the value of securities subject to alternative minimum tax represented
             16.3% of net assets.
B.A.N.    -- Bond Anticipation Note
C.P.      -- Commercial Paper
R.A.N.    -- Revenue Anticipation Note
T.A.N.    -- Tax Anticipation Note
T.R.A.N.  -- Tax & Revenue Anticipation Note
V.R.      -- Variable Rate
V.R.D.B.  -- Variable Rate Demand Bond
V.R.D.N.  -- Variable Rate Demand Note

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2007, the value of these securities amounted to $251,540 or 0.3% of net assets.

(e) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 4.4% of net assets at Nov. 30, 2007.

(f) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2007.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2007.

(i) At Nov. 30, 2007, investments in securities included securities valued at $88,985 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(j) At Nov. 30, 2007, the cost of securities for federal income tax purposes was $71,539,620 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $943,867
Unrealized depreciation                                               (491,369)
------------------------------------------------------------------------------
Net unrealized appreciation                                           $452,498
------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

              RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT  23

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOV. 30, 2007

ASSETS
Investments in securities, at value
   Unaffiliated issuers (identified cost $71,488,168)           $71,992,118
Cash                                                                 56,643
Capital shares receivable                                           209,394
Accrued interest receivable                                       1,097,846
Receivable for investment securities sold                           884,795
Unrealized appreciation on swap transactions                         54,702
---------------------------------------------------------------------------
Total assets                                                     74,295,498
---------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                    24,877
Capital shares payable                                               69,432
Payable for investment securities purchased                          27,450
Variation margin payable                                              1,344
Accrued investment management services fee                              792
Accrued distribution fee                                             16,004
Accrued transfer agency fee                                             159
Accrued administrative services fee                                     142
Other accrued expenses                                               54,916
---------------------------------------------------------------------------
Total liabilities                                                   195,116
---------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $74,100,382
===========================================================================
REPRESENTED BY
Capital stock -- $.01 par value                                 $   141,934
Additional paid-in capital                                       73,663,778
Accumulated net realized gain (loss)                               (142,363)
Unrealized appreciation (depreciation) on investments               437,033
---------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $74,100,382
===========================================================================

Net assets applicable to outstanding shares:  Class A                           $64,505,264
                                              Class B                           $ 6,781,519
                                              Class C                           $ 2,813,599
Net asset value per share of outstanding      Class A
   capital stock:                             shares(1)           12,354,119    $      5.22
                                              Class B shares       1,299,956    $      5.22
                                              Class C shares         539,303    $      5.22
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $5.48. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 24 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT

STATEMENT OF OPERATIONS
YEAR ENDED NOV. 30, 2007

INVESTMENT INCOME
Income:
Interest                               $3,553,228
-------------------------------------------------
Expenses:
Investment management services fee        321,011
Distribution fee
   Class A                                176,543
   Class B                                 83,974
   Class C                                 32,953
Transfer agency fee
   Class A                                 55,637
   Class B                                  7,087
   Class C                                  2,737
Administrative services fee                57,618
Interest and fee expense                    4,693
Compensation of board members               1,456
Custodian fees                             16,734
Printing and postage                       25,585
Registration fees                          44,187
Professional fees                          36,228
Other                                          65
-------------------------------------------------
Total expenses                            866,508
   Expenses waived/reimbursed by
      the Investment Manager and
      its affiliates                     (123,257)
-------------------------------------------------
                                          743,251
   Earnings and bank fee credits on
   cash balances                           (5,563)
-------------------------------------------------
Total net expenses                        737,688
-------------------------------------------------
Investment income (loss) -- net         2,815,540
-------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                  107,346
   Futures contracts                       78,468
   Swap transactions                        5,058
-------------------------------------------------
Net realized gain (loss) on
      investments                         190,872
Net change in unrealized
   appreciation (depreciation) on
   investments                         (1,965,616)
-------------------------------------------------
Net gain (loss) on investments         (1,774,744)
-------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations    $1,040,796
=================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

              RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT  25

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED NOV. 30,                                            2007            2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                            $  2,815,540    $  3,410,547
Net realized gain (loss) on investments                         190,872        (328,852)
Net change in unrealized appreciation (depreciation) on
   investments                                               (1,965,616)      1,488,857
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 1,040,796       4,570,552
---------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                (2,491,891)     (2,959,220)
      Class B                                                  (232,262)       (331,540)
      Class C                                                   (91,390)       (123,975)
      Class Y                                                        --             (44)
   Net realized gain
      Class A                                                        --        (531,101)
      Class B                                                        --         (88,674)
      Class C                                                        --         (31,916)
      Class Y                                                        --              (7)
---------------------------------------------------------------------------------------
Total distributions                                          (2,815,543)     (4,066,477)
---------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                             9,719,561      13,682,591
   Class B shares                                               791,364         628,788
   Class C shares                                               222,361         336,680
Reinvestment of distributions at net asset value
   Class A shares                                             2,103,220       3,048,398
   Class B shares                                               201,869         364,014
   Class C shares                                                83,181         143,499
Payments for redemptions
   Class A shares                                           (25,033,387)    (40,057,297)
   Class B shares                                            (4,120,819)     (7,728,738)
   Class C shares                                            (1,309,924)     (2,736,371)
   Class Y shares                                                (1,254)             --
---------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                             (17,343,828)    (32,318,436)
---------------------------------------------------------------------------------------
Total increase (decrease) in net assets                     (19,118,575)    (31,814,361)
Net assets at beginning of year                              93,218,957     125,033,318
---------------------------------------------------------------------------------------
Net assets at end of year                                  $ 74,100,382    $ 93,218,957
=======================================================================================
Undistributed net investment income                        $         --    $          3
---------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 26 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Intermediate Tax-Exempt Fund (the Fund) is a series of RiverSource Tax-Exempt Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in bonds and other debt obligations whose interest is exempt from federal income tax.

The Fund offers Class A, Class B, and Class C shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

At June 9, 2007, all Class Y shares were liquidated.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the

--------------------------------------------------------------------------------

              RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT 27 value of a security at a given point in time. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Nov. 30, 2007, the Fund had no outstanding forward-commitments.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the year ended Nov. 30, 2007, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure or to protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

--------------------------------------------------------------------------------

 28 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

INTEREST RATE SWAP TRANSACTIONS

The Fund may enter into interest rate swap agreements to produce incremental earnings or to gain exposure to or protect itself from market changes. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate. The Fund may employ interest rate swaps to synthetically add or subtract principal exposure to the municipal market.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into an interest rate swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swap to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions entered.

INVERSE FLOATER PROGRAM TRANSACTIONS

The Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the short-term floating rate notes to tender their notes at par, and (2) to transfer the municipal bonds from the trusts to the Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts remain in the Fund's investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption "Short-term floating rate notes outstanding" in the "Statement of assets

--------------------------------------------------------------------------------

              RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT 29 and liabilities." The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The bonds held by the trusts serve as collateral for the short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trust at Nov. 30, 2007, are presented in the "Portfolio of Investments." The inclusion of interest and fee expense related to the short-term floating rate notes corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. At Nov. 30, 2007, there were no short-term floating rate notes outstanding.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

--------------------------------------------------------------------------------

 30 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED NOV. 30,                                    2007          2006
----------------------------------------------------------------------------
CLASS A
Distributions paid from:
      Ordinary income -- tax exempt
         distributions*.........................    $2,491,891    $3,009,729
      Long-term capital gain....................            --       480,592
CLASS B
Distributions paid from:
      Ordinary income -- tax exempt
         distributions*.........................       232,262       339,973
      Long-term capital gain....................            --        80,241
CLASS C
Distributions paid from:
      Ordinary income -- tax exempt
         distributions*.........................        91,390       127,010
      Long-term capital gain....................            --        28,881
CLASS Y
Distributions paid from:
      Ordinary income -- tax exempt
         distributions*.........................            --            45
      Long-term capital gain....................            --             6

* Tax-exempt distributions were 100% and 99.11% for the years ended 2007 and 2006, respectively.

At Nov. 30, 2007, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income...............................    $  24,397
Undistributed accumulated long-term gain....................    $      --
Accumulated realized loss...................................    $(177,579)
Unrealized appreciation (depreciation)......................    $ 472,729

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Dec. 1, 2007. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on

--------------------------------------------------------------------------------

              RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT 31 derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 in its semiannual report for the period ending May 31, 2008. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager), determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.39% to 0.25% annually as the Fund's assets increase. The management fee for the year ended Nov. 30, 2007, was 0.39% of the Fund's average daily net assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase. The fee for the year ended Nov. 30, 2007, was 0.07% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended Nov. 30, 2007, there were no expenses incurred for these particular items.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

--------------------------------------------------------------------------------

 32 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $20.50

-  Class B $21.50

-  Class C $21.00

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $55,370 for Class A, $7,076 for Class B and $539 for Class C for the year ended Nov. 31, 2007.

For the year ended Nov. 30, 2007, the Investment Manager and its affiliates waived certain fees and expenses such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs) were 0.79% for Class A, 1.55% for Class B, and 1.54% for Class C. Of these waived fees and expenses, the transfer agency fees waived at the class level were $20,329, $2,417, and $949 for Class A, Class B and Class C, respectively, and the management fees waived at the Fund level were $99,562. Under an agreement, which was effective until Nov. 30, 2007, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs) would not exceed 0.79% for Class A, 1.55% for Class B and 1.55% for Class C of the Fund's average daily net assets. Effective Dec. 1, 2007, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.55% for Class B and 1.54% for Class C of

--------------------------------------------------------------------------------

              RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT 33 the Fund's average daily net assets until Nov. 30, 2008, unless sooner terminated at the discretion of the Board.

During the year ended Nov. 30, 2007, the Fund's custodian and transfer agency fees were reduced by $5,563 as a result of earnings and bank fee credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $42,144,976 and $59,958,518, respectively, for the year ended Nov. 31, 2007. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                  YEAR ENDED NOV. 30, 2007
                                             ISSUED FOR
                                             REINVESTED                            NET
                                 SOLD       DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                        1,855,193       401,241       (4,772,552)       (2,516,118)
Class B                          151,412        38,531         (788,252)         (598,309)
Class C                           42,415        15,879         (249,709)         (191,415)
Class Y                               --            --             (243)             (243)
----------------------------------------------------------------------------------------------

                                                  YEAR ENDED NOV. 30, 2006
                                             ISSUED FOR
                                             REINVESTED                            NET
                                 SOLD       DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                        2,599,433       579,602       (7,615,229)       (4,436,194)
Class B                          119,480        69,301       (1,473,241)       (1,284,460)
Class C                           64,148        27,317         (521,010)         (429,545)
Class Y                               --            --               --                --
----------------------------------------------------------------------------------------------

5. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the

--------------------------------------------------------------------------------

 34 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the year ended Nov. 30, 2007.

6. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $177,579 at Nov. 30, 2007, that if not offset by capital gains will expire in 2014. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also

--------------------------------------------------------------------------------

              RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT 35 alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are

--------------------------------------------------------------------------------

 36 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

              RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT  37

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED NOV. 30,    2007              2006              2005              2004              2003
Net asset value, beginning of
  period                          $5.33          $5.29             $5.39             $5.43             $5.29
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .19(b)         .17               .17               .16               .15
Net gains (losses) (both
 realized and unrealized)          (.12)           .07              (.08)             (.02)              .15
------------------------------------------------------------------------------------------------------------
Total from investment
 operations                         .07            .24               .09               .14               .30
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                            (.18)          (.17)             (.16)             (.16)             (.15)
Distributions from realized
 gains                               --           (.03)             (.03)             (.02)             (.01)
------------------------------------------------------------------------------------------------------------
Total distributions                (.18)          (.20)             (.19)             (.18)             (.16)
------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $5.22          $5.33             $5.29             $5.39             $5.43
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $65            $79              $102              $126              $131
------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense waiver/reimbursement
 (including interest and fee
 expense)(c)                       .95%(d)        .92%              .93%              .89%              .89%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (including interest and fee
 expense)(c),(e)                   .80%(d)        .79%              .87%              .88%              .88%
------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense waiver/reimbursement
 (excluding interest and fee
 expense)(c)                       .94%           .92%              .93%              .89%              .89%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(c),(e)                   .79%           .79%              .87%              .88%              .88%
------------------------------------------------------------------------------------------------------------
Net investment income (loss)      3.53%          3.32%             3.04%             2.91%             2.85%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             53%            35%               16%               25%               59%
------------------------------------------------------------------------------------------------------------
Total return(f)                   1.46%          4.72%             1.73%             2.64%             5.86%
------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(f)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 38 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED NOV. 30,    2007              2006              2005              2004              2003
Net asset value, beginning of
  period                          $5.32          $5.28             $5.39             $5.42             $5.29
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .14(b)         .13               .12               .12               .11
Net gains (losses) (both
 realized and unrealized)          (.09)           .07              (.08)             (.01)              .14
------------------------------------------------------------------------------------------------------------
Total from investment
 operations                         .05            .20               .04               .11               .25
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                            (.15)          (.13)             (.12)             (.12)             (.11)
Distributions from realized
 gains                               --           (.03)             (.03)             (.02)             (.01)
------------------------------------------------------------------------------------------------------------
Total distributions                (.15)          (.16)             (.15)             (.14)             (.12)
------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $5.22          $5.32             $5.28             $5.39             $5.42
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                           $7            $10               $17               $23               $28
------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense waiver/reimbursement
 (including interest and fee
 expense)(c)                      1.71%(d)       1.69%             1.68%             1.64%             1.65%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (including interest and fee
 expense)(c)                      1.55%(d),(e)     1.55%(e)        1.63%(e)          1.64%             1.64%(e)
------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense waiver/reimbursement
 (excluding interest and fee
 expense)(c)                      1.70%          1.69%             1.68%             1.64%             1.65%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(c)                      1.55%(e)       1.55%(e)          1.63%(e)          1.64%             1.64%(e)
------------------------------------------------------------------------------------------------------------
Net investment income (loss)      2.76%          2.54%             2.28%             2.14%             2.09%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             53%            35%               16%               25%               59%
------------------------------------------------------------------------------------------------------------
Total return(f)                    .88%          3.93%              .78%             2.05%             4.86%
------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(f)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

              RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT  39

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED NOV. 30,    2007              2006              2005              2004              2003
Net asset value, beginning of
  period                          $5.32          $5.28             $5.39             $5.42             $5.29
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .15(b)         .13               .13               .12               .11
Net gains (losses) (both
 realized and unrealized)          (.10)           .07              (.09)             (.01)              .14
------------------------------------------------------------------------------------------------------------
Total from investment
 operations                         .05            .20               .04               .11               .25
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                            (.15)          (.13)             (.12)             (.12)             (.11)
Distributions from realized
 gains                               --           (.03)             (.03)             (.02)             (.01)
------------------------------------------------------------------------------------------------------------
Total distributions                (.15)          (.16)             (.15)             (.14)             (.12)
------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $5.22          $5.32             $5.28             $5.39             $5.42
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                           $3             $4                $6                $9               $13
------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense waiver/reimbursement
 (including interest and fee
 expense)(c)                      1.70%(d)       1.69%             1.69%             1.64%             1.64%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (including interest and fee
 expense)(c),(e)                  1.55%(d)       1.55%             1.62%             1.63%             1.63%
------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense waiver/reimbursement
 (excluding interest and fee
 expense)(c)                      1.69%          1.69%             1.69%             1.64%             1.64%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(c),(e)                  1.54%          1.55%             1.62%             1.63%             1.63%
------------------------------------------------------------------------------------------------------------
Net investment income (loss)      2.77%          2.55%             2.29%             2.16%             2.09%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             53%            35%               16%               25%               59%
------------------------------------------------------------------------------------------------------------
Total return(f)                    .88%          3.93%              .79%             2.06%             4.87%
------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(f)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 40 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF

RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Intermediate Tax-Exempt Fund (the
Fund) (one of the portfolios constituting the RiverSource Tax-Exempt Series, Inc.) as of November 30, 2007, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and financial highlights of the Fund for the periods presented through November 30, 2006, were audited by other auditors whose report dated January 22, 2007, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2007, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2007 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Intermediate Tax-Exempt Fund of the RiverSource Tax-Exempt Series, Inc. at November 30, 2007, the results of its operations, changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /s/ Ernst & Young LLP
Minneapolis, Minnesota
January 18, 2008

--------------------------------------------------------------------------------

              RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT  41

FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

RiverSource Intermediate Tax-Exempt Fund Fiscal year ended Nov. 30, 2007

CLASS A

INCOME DISTRIBUTIONS 100% are tax-exempt.
PAYABLE DATE                                                       PER SHARE
Dec. 18, 2006...............................................        $0.01043
Jan. 23, 2007...............................................        $0.01811
Feb. 23, 2007...............................................        $0.01578
March 26, 2007..............................................        $0.01573
April 25, 2007..............................................        $0.01558
May 25, 2007................................................        $0.01542
June 25, 2007...............................................        $0.01579
July 25, 2007...............................................        $0.01525
Aug. 24, 2007...............................................        $0.01522
Sept. 24, 2007..............................................        $0.01582
Oct. 26, 2007...............................................        $0.01611
Nov. 26, 2007...............................................        $0.01568
Total distributions.........................................        $0.18492

CLASS B

INCOME DISTRIBUTIONS 100% are tax-exempt.
PAYABLE DATE                                                       PER SHARE
Dec. 18, 2006...............................................        $0.00799
Jan. 23, 2007...............................................        $0.01410
Feb. 23, 2007...............................................        $0.01230
March 26, 2007..............................................        $0.01230
April 25, 2007..............................................        $0.01227
May 25, 2007................................................        $0.01226
June 25, 2007...............................................        $0.01243
July 25, 2007...............................................        $0.01193
Aug. 24, 2007...............................................        $0.01199
Sept. 24, 2007..............................................        $0.01248
Oct. 26, 2007...............................................        $0.01264
Nov. 26, 2007...............................................        $0.01232
Total distributions.........................................        $0.14501

--------------------------------------------------------------------------------

 42 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT

CLASS C

INCOME DISTRIBUTIONS 100% are tax-exempt.
PAYABLE DATE                                                       PER SHARE
Dec. 18, 2006...............................................        $0.00799
Jan. 23, 2007...............................................        $0.01428
Feb. 23, 2007...............................................        $0.01229
March 26, 2007..............................................        $0.01230
April 25, 2007..............................................        $0.01227
May 25, 2007................................................        $0.01225
June 25, 2007...............................................        $0.01245
July 25, 2007...............................................        $0.01200
Aug. 24, 2007...............................................        $0.01200
Sept. 24, 2007..............................................        $0.01248
Oct. 26, 2007...............................................        $0.01266
Nov. 26, 2007...............................................        $0.01232
Total distributions.........................................        $0.14529

SOURCE OF DISTRIBUTIONS

For dividends paid by the Fund to be tax-exempt the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

FEDERAL TAXATION

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage for 2007 was 14.31%.

OTHER TAXATION

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

--------------------------------------------------------------------------------

              RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT  43

SOURCE OF INCOME BY STATE

Percentages of income from municipal securities earned by the Fund from various states during the year ended Nov. 30, 2007 are listed below.

Alabama.....................................................           0.320%
Alaska......................................................           0.720
Arizona.....................................................           1.939
California..................................................          11.579
Colorado....................................................           2.270
Florida.....................................................           4.416
Georgia.....................................................           1.925
Illinois....................................................           4.272
Indiana.....................................................           2.218
Iowa........................................................           0.521
Kansas......................................................           1.364
Louisiana...................................................           3.241
Maryland....................................................           0.526
Massachusetts...............................................           3.493
Michigan....................................................           4.474
Minnesota...................................................           2.702
Mississippi.................................................           0.727
Missouri....................................................           0.517
Montana.....................................................           0.714
Nebraska....................................................           0.751
New Hampshire...............................................           0.669
New Jersey..................................................           3.852
New York....................................................          15.470
North Carolina..............................................           5.148
North Dakota................................................           0.973
Ohio........................................................           6.906
Pennsylvania................................................           0.457
Puerto Rico.................................................           3.551
Rhode Island................................................           0.800
South Carolina..............................................           0.813
Tennessee...................................................           5.968
Texas.......................................................           3.210
Virginia....................................................           1.853
Washington..................................................           1.106
Washington, D.C. ...........................................           0.323
Wyoming.....................................................           0.212

--------------------------------------------------------------------------------

 44 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 104 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Kathleen Blatz           Board member       Chief Justice, Minnesota Supreme
901 S. Marquette Ave.    since 2006         Court, 1998-2005
Minneapolis, MN 55402
Age 53
-----------------------------------------------------------------------------------------------------
Arne H. Carlson          Board member       Chair, RiverSource Funds,
901 S. Marquette Ave.    since 1999         1999-2006; former Governor of
Minneapolis, MN 55402                       Minnesota
Age 73
-----------------------------------------------------------------------------------------------------
Pamela G. Carlton        Board member       President, Springboard -- Partners
901 S. Marquette Ave.    since 2007         in Cross Cultural Leadership
Minneapolis, MN 55402                       (consulting company)
Age 52
-----------------------------------------------------------------------------------------------------
Patricia M. Flynn        Board member       Trustee Professor of Economics and
901 S. Marquette Ave.    since 2004         Management, Bentley College; former
Minneapolis, MN 55402                       Dean, McCallum Graduate School of
Age 57                                      Business, Bentley College
-----------------------------------------------------------------------------------------------------
Anne P. Jones            Board member       Attorney and Consultant
901 S. Marquette Ave.    since 1985
Minneapolis, MN 55402
Age 72
-----------------------------------------------------------------------------------------------------
Jeffrey Laikind, CFA     Board member       Former Managing Director, Shikiar    American Progressive
901 S. Marquette Ave.    since 2005         Asset Management                     Insurance
Minneapolis, MN 55402
Age 72
-----------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.    Board member       President Emeritus and Professor of  Valmont Industries,
901 S. Marquette Ave.    since 2002 and     Economics, Carleton College          Inc. (manufactures
Minneapolis, MN 55402    Chair of the                                            irrigation systems)
Age 68                   Board since 2007
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT  45

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Catherine James Paglia   Board member       Director, Enterprise Asset           Strategic
901 S. Marquette Ave.    since 2004         Management, Inc. (private real       Distribution, Inc.
Minneapolis, MN 55402                       estate and asset management          (transportation,
Age 55                                      company)                             distribution and
                                                                                 logistics
                                                                                 consultants)
-----------------------------------------------------------------------------------------------------
Alison Taunton-Rigby     Board member       Chief Executive Officer, RiboNovix,  Hybridon, Inc.
901 S. Marquette Ave.    since 2002         Inc. since 2003 (biotechnology);     (biotechnology);
Minneapolis, MN 55402                       former President, Forester Biotech   American Healthways,
Age 63                                                                           Inc. (health
                                                                                 management programs)
-----------------------------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
William F. Truscott      Board member       President -- U.S. Asset Management
53600 Ameriprise         since 2001,        and Chief Investment Officer,
Financial Center         Vice President     Ameriprise Financial, Inc. and
Minneapolis, MN 55474    since 2002         President, Chairman of the Board
Age 47                                      and Chief Investment Officer,
                                            RiverSource Investments, LLC since
                                            2005; President, Ameriprise
                                            Certificate Company since 2006;
                                            Senior Vice President -- Chief
                                            Investment Officer, Ameriprise
                                            Financial, Inc. and Chairman of the
                                            Board and Chief Investment Officer,
                                            RiverSource Investments, LLC,
                                            2001-2005
-----------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.

--------------------------------------------------------------------------------

 46 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------
Patrick T. Bannigan      President since    Senior Vice President -- Asset Management,
172 Ameriprise           2006               RiverSource Investments, LLC since 2006;
Financial Center                            Managing Director and Global Head of Product,
Minneapolis, MN 55474                       Morgan Stanley Investment Management,
Age 41                                      2004-2006; President, Touchstone Investments,
                                            2002-2004; Director of Strategic Planning,
                                            Evergreen Investments, 1995-2002
------------------------------------------------------------------------------------------
Michelle M. Keeley       Vice President     Executive Vice President -- Equity and Fixed
172 Ameriprise           since 2004         Income, Ameriprise Financial, Inc. and
Financial Center                            RiverSource Investments, LLC since 2006; Vice
Minneapolis, MN 55474                       President -- Investments, Ameriprise
Age 43                                      Certificate Company since 2003; Senior Vice
                                            President -- Fixed Income, Ameriprise
                                            Financial, Inc., 2002-2006 and RiverSource
                                            Investments, LLC, 2004-2006; Managing
                                            Director, Zurich Global Assets, 2001-2002
------------------------------------------------------------------------------------------
Amy K. Johnson           Vice President     Vice President -- Asset Management and Trust
5228 Ameriprise          since 2006         Company Services, RiverSource Investments, LLC
Financial Center                            since 2006; Vice President -- Operations and
Minneapolis, MN 55474                       Compliance, RiverSource Investments, LLC,
Age 42                                      2004-2006; Director of Product
                                            Development -- Mutual Funds, Ameriprise
                                            Financial, Inc., 2001-2004
------------------------------------------------------------------------------------------
Jeffrey P. Fox           Treasurer since    Vice President -- Investment Accounting,
105 Ameriprise           2002               Ameriprise Financial, Inc. since 2002; Vice
Financial Center                            President -- Finance, American Express
Minneapolis, MN 55474                       Company, 2000-2002
Age 52
------------------------------------------------------------------------------------------
Scott R. Plummer         Vice President,    Vice President and Chief Counsel -- Asset
5228 Ameriprise          General Counsel    Management, Ameriprise Financial, Inc. since
Financial Center         and Secretary      2005; Vice President, General Counsel and
Minneapolis, MN 55474    since 2006         Secretary, Ameriprise Certificate Company
Age 48                                      since 2005; Vice President -- Asset Management
                                            Compliance, Ameriprise Financial, Inc.,
                                            2004-2005; Senior Vice President and Chief
                                            Compliance Officer, U.S. Bancorp Asset
                                            Management, 2002-2004; Second Vice President
                                            and Assistant General Counsel, Hartford Life,
                                            2001-2002
------------------------------------------------------------------------------------------
Jennifer D. Lammers      Chief Compliance   U.S. Asset Management Chief Compliance
172 Ameriprise           Officer since      Officer, RiverSource Investments, LLC since
Financial Center         2006               2006; Director -- Mutual Funds, Voyageur Asset
Minneapolis, MN 55474                       Management, 2003-2006; Director of Finance,
Age 47                                      Voyageur Asset Management, 2000-2003
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT  47

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------
Neysa M. Alecu           Money Laundering   Compliance Director and Anti-Money Laundering
2934 Ameriprise          Prevention         Officer, Ameriprise Financial, Inc. since
Financial Center         Officer since      2004; Manager Anti-Money Laundering,
Minneapolis, MN 55474    2004               Ameriprise Financial, Inc., 2003-2004;
Age 43                                      Compliance Director and Bank Secrecy Act
                                            Officer, American Express Centurion Bank,
                                            2000-2003
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 48 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

              RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT  49

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On April 12, 2007, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2007 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended Nov. 30, 2006 and the year ended Nov. 30, 2005 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through April 12, 2007 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

--------------------------------------------------------------------------------

 50 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2007 ANNUAL REPORT

     RIVERSOURCE(R) INTERMEDIATE TAX-EXEMPT FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed
                                        by RiverSource Investments, LLC. These
                                        companies are part of Ameriprise Financial,
                                        Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                            S-6355 T (1/08)

Annual Report
and Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
TAX-EXEMPT BOND FUND

ANNUAL REPORT FOR
THE PERIOD ENDED
NOVEMBER 30, 2007
(Prospectus also enclosed)


RIVERSOURCE TAX-EXEMPT BOND FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH
AS MUCH CURRENT INCOME EXEMPT FROM
FEDERAL INCOME TAXES AS POSSIBLE
WITH ONLY MODEST RISK TO THE
SHAREHOLDER'S INVESTMENTS.

This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      7

The Fund's Long-term Performance ...     12

Fund Expenses Example...............     14

Portfolio of Investments............     16

Financial Statements................     34

Notes to Financial Statements.......     37

Report of Independent Registered
   Public Accounting Firm...........     51

Federal Income Tax Information......     52

Board Members and Officers..........     55

Proxy Voting........................     59

Change in Independent Registered
   Public Accounting Firm...........     60

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

 2 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT

FUND SNAPSHOT AT NOV. 30, 2007

FUND OBJECTIVE

RiverSource Tax-Exempt Bond Fund seeks to provide shareholders with as much current income exempt from federal income taxes as possible with only modest risk to the shareholder's investments.

QUALITY BREAKDOWN

Percentage of bond portfolio assets
(PIE CHART)

AAA bonds                                                    52.9%
AA bonds                                                     17.3%
A bonds                                                      15.2%
BBB bonds                                                    13.7%
Non-investment grade bonds                                    0.4%
Non-rated bonds                                               0.5%

Bond ratings apply to the number of underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 1.6% of the bond portfolio assets were determined through internal analysis.

TOP TEN STATES/TERRITORIES

Percentage of portfolio assets

California                           16.5%
New York                             10.5%
Puerto Rico                           8.5%
Illinois                              7.3%
Massachusetts                         5.7%
Louisiana                             4.8%
Texas                                 4.7%
Michigan                              4.6%
New Jersey                            4.4%
Tennessee                             3.5%

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.
--------------------------------------------------------------------------------

                       RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT  3

FUND SNAPSHOT AT NOV. 30, 2007

STYLE MATRIX


        DURATION
SHORT    INT.     LONG
                   X           HIGH
                              MEDIUM     QUALITY
                               LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGER

                           YEARS IN INDUSTRY
Catherine Stienstra*                 19

* The Fund is managed by a team of portfolio managers led by Catherine
  Stienstra.

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     INTAX          11/24/76
Class B                     ITEBX          03/20/95
Class C                     RTCEX          06/26/00
Total net assets                        $713.7 million
Number of holdings                              276
Effective maturity(1)                      15 years
Effective duration(2)                       8 years
Weighted average bond rating(3)                  AA

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.
--------------------------------------------------------------------------------

 4 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                        For the year ended Nov. 30, 2007

                                  (BAR CHART)

RiverSource Tax-Exempt Bond Fund Class A
  (excluding sales charge)                              +1.04%

Lehman Brothers 3-Plus Year Municipal Bond Index
  (unmanaged)                                           +2.52%

Lipper General Municipal Debt Funds Index               +1.10%

(see "The Fund's Long-term Performance" for Index descriptions)
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class A                                           0.94%                        0.91%
Class B                                           1.69%                        1.66%
Class C                                           1.69%                        1.66%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding 0.12% of interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.54% for Class B and 1.54% for Class C. See the Notes to Financial Statements for more information regarding inverse floater program transactions.
--------------------------------------------------------------------------------

                       RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT NOV. 30, 2007
                                                                               SINCE
WITHOUT SALES CHARGE                 1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 11/24/76)        +1.04%   +3.29%    +3.82%     +4.25%     +5.89%
 Class B (inception 3/20/95)         +0.28%   +2.51%    +2.98%     +3.47%     +4.21%
 Class C (inception 6/26/00)         +0.28%   +2.51%    +2.98%       N/A      +4.12%

WITH SALES CHARGE
 Class A (inception 11/24/76)        -3.65%   +1.66%    +2.82%     +3.72%     +5.71%
 Class B (inception 3/20/95)         -4.58%   +1.26%    +2.65%     +3.47%     +4.21%
 Class C (inception 6/26/00)         -0.69%   +2.51%    +2.98%       N/A      +4.12%

AT DEC. 31, 2007
                                                                               SINCE
WITHOUT SALES CHARGE                 1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 11/24/76)        +1.59%   +2.95%    +3.24%     +4.10%     +5.87%
 Class B (inception 3/20/95)         +0.82%   +2.17%    +2.46%     +3.31%     +4.18%
 Class C (inception 6/26/00)         +0.83%   +2.08%    +2.46%       N/A      +4.08%

WITH SALES CHARGE
 Class A (inception 11/24/76)        -3.16%   +1.32%    +2.22%     +3.57%     +5.70%
 Class B (inception 3/20/95)         -4.06%   +0.91%    +2.13%     +3.31%     +4.18%
 Class C (inception 6/26/00)         -0.15%   +2.08%    +2.46%       N/A      +4.08%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

--------------------------------------------------------------------------------

 6 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Catherine Stienstra replaced Rick LaCoff as portfolio manager of the RiverSource Tax-Exempt Bond Fund in August 2007. Below, Ms. Stienstra discusses the Fund's positioning and results for the 12 months ended Nov. 30, 2007.

Q: How did RiverSource Tax-Exempt Bond Fund perform for the fiscal year?

A: RiverSource Tax-Exempt Bond Fund's Class A Shares (excluding sales charge) gained 1.04% for the 12 months ended Nov. 30, 2007. The Fund underperformed the Lehman Brothers 3-Plus Year Municipal Bond Index (Lehman 3-Plus Index), which rose 2.52% for the period. The Fund also underperformed the Lipper General Municipal Debt Funds Index (Lipper Index), representing the Fund's peer group, which advanced 1.10% for the same time frame.

Q: What factors most significantly affected performance during the annual period?

A: The tax-exempt fixed income market significantly underperformed the taxable fixed income market for the annual period overall, as fallout from turmoil in the credit markets following turbulence in the subprime mortgage market and fears regarding liquidity spilled over into the municipal market. As investors grew increasingly risk averse, a flight-to-quality toward U.S. Treasuries ensued, driving Treasury yields materially lower. Another related factor that impacted the tax-exempt fixed income market during the fiscal year was municipal bond insurers' exposure to certain plagued securities. Investors grew concerned that the monoline insurers, which insure approximately 50% of the municipal bond market currently, might be challenged to maintain their AAA ratings.

   As the Federal Reserve Board (the Fed) sought to strengthen liquidity and calm market fears by cutting the targeted federal funds rate twice during the period by a total of 0.75%, short-term tax-exempt yields declined. Longer-dated municipal bond prices were weaker, as leveraged municipal participants liquidated longer positions. All told, then, the slope of the tax-exempt bond yield curve steepened over the annual period.

   THE BIGGEST POSITIVE CONTRIBUTOR TO THE FUND'S ANNUAL PERFORMANCE WAS ITS DURATION POSITIONING.


   The biggest positive contributor to the Fund's annual performance was its duration positioning. The Fund maintained a shorter duration than the Lehman 3-Plus Index through the first half of the fiscal year, which helped as rates
--------------------------------------------------------------------------------

                       RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT  7

QUESTIONS & ANSWERS

   generally rose during these months. We then shifted the Fund's duration to neutral relative to the Lehman 3-Plus Index and subsequently lengthened the Fund's duration in mid-October. Such duration positioning strategy proved beneficial, as rates generally fell through the last months of the fiscal year. Duration is a measure of the Fund's sensitivity to changes in interest rates.

   Another positive contributing factor to Fund performance during this period was its yield curve positioning, that is, the way the Fund was positioned to respond to changes in short-term vs. longer-term interest rates. As longer-term municipal bonds underperformed shorter- and intermediate-term municipal bonds during the annual period, the Fund's modest position in longer-term bonds boosted the Fund's results relative to the Lehman 3-Plus Index.

   Shifts in allocation to non-enhanced municipal tobacco bonds also helped the Fund's results. The Fund had a significant allocation to these bonds through mid-July, as spreads, or the difference in yields between these securities and Treasuries, tightened. We then reduced the Fund's exposure to these tobacco bonds in mid-July, which benefited results, as greater supply than usual then caused spreads to widen. That said, this positive was offset by the fact that, even with the reduced exposure, the Fund still had a sizable position in non-enhanced municipal tobacco bonds compared to the Lehman 3-Plus Index, and this sector, primarily composed of BBB-rated bonds, underperformed the Lehman 3-Plus Index for the fiscal year as a whole. Indeed, having a significant allocation to bonds rated BBB across a variety of sectors and only a modest exposure to bonds rated AAA detracted from Fund results, as BBB-rated credits materially underperformed higher quality tax-exempt bonds for the annual period.

   Significant allocations to the state general obligation debt of California and to Commonwealth of Puerto Rico municipal bonds detracted from Fund results. Spreads on these bonds widened during the period, with particular focus in California on the state's concerns over real estate and in both places on continued budgetary troubles.

   Further detracting from the Fund's results was participation in a relatively new structure available in the municipal bond market known as a PLN (Percentage of Libor Note, wherein Libor is the London Interbank Offered Rate, the rate that the most credit-worthy international banks charge each other for large
--------------------------------------------------------------------------------

 8 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT

QUESTIONS & ANSWERS

   loans). Due to the substantial volatility in the market during the period, these PLNs did not perform as anticipated.

   A sizable position in prepaid natural gas municipal bonds, which is a AA-rated sector, also hurt the Fund's results. These bonds, which carry the backing of major investment firms, were impacted during the period by the broad brush of concern regarding these institutions and their exposure to subprime mortgages rather than by any worries about the underlying fundamentals of the credits themselves.

Q: What changes did you make to the Fund and how is it currently positioned?

A: As mentioned above, we shifted the Fund's duration positioning as market conditions changed and reduced the Fund's allocation to non-enhanced municipal tobacco bonds. We also significantly reduced the Fund's exposure to PLNs, which are quarterly reset Libor-based floating rate securities that pay an interest rate equal to a percentage of the three-month Libor plus a set yield premium. Finally, we reduced the Fund's position in longer-term bonds and added exposure to bonds with maturities in the intermediate segment of the yield curve.

   WE EXPECT THE FED TO EASE MONETARY POLICY FURTHER OVER THE MONTHS AHEAD, AND SO WE INTEND TO MAINTAIN THE FUND'S DURATION LONGER THAN THE LEHMAN 3-PLUS INDEX FOR THE NEAR TERM.


Q: What is the Fund's tactical view and strategy for the months ahead?

A: We expect the Fed to ease monetary policy further over the months ahead, and so we intend to maintain the Fund's duration longer than the Lehman 3-Plus Index for the near term. We also believe that the tax-exempt yield curve will continue to steepen, and so we seek opportunities to purchase municipal bonds with maturities at the shorter end of the yield curve, where we expect to see better performance.

   Overall, we intend to focus on higher quality municipal bonds, seeking buying opportunities in what was, in our view, probably overdone weakness in the tax-exempt bond market during the annual period. In implementing this strategy, we expect to reduce the Fund's exposure to California general obligation bonds, as the state's economy as a whole and its real estate market in particular
--------------------------------------------------------------------------------

                       RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT  9

QUESTIONS & ANSWERS

   remain under pressure. We will closely monitor the Fund's position in any lower rated hospital credits, as Medicaid and Medicare may face budget cuts in a slowing economy. We also expect to reduce the Fund's exposure to prepaid natural gas municipal bonds on an opportunistic basis. As we maintain the Fund's emphasis on higher quality municipal bonds, we also intend to closely monitor the high yield sector of the tax-exempt bond market, seeking opportunities to add to the Fund's position here.

   We expect to see some consolidation amongst the municipal bond insurers over the coming months. That said, it remains our ongoing policy to focus on the underlying credit quality of all municipal securities held in the Fund, including those wrapped with any bond insurance, with an emphasis on fundamentals and little reliance on the insurers themselves as we make investment decisions.

   Consistent with the Fund's investment objective, we will maintain our emphasis on generating as much current income exempt from federal income taxes (including avoiding bonds with income that is subject to the Alternative Minimum Tax) as possible with only modest risk.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.
--------------------------------------------------------------------------------

 10 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT

                       THIS PAGE LEFT BLANK INTENTIONALLY

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Tax-Exempt Bond Fund Class A shares (from 12/1/97 to 11/30/07) as compared to the performance of two widely cited performance indices, the Lehman Brothers 3-Plus Year Municipal Bond Index and the Lipper General Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS

                                                                                          SINCE
Results at Nov. 30, 2007                  1 YEAR     3 YEARS    5 YEARS    10 YEARS    INCEPTION(3)
RIVERSOURCE TAX-EXEMPT BOND FUND
(INCLUDES SALES CHARGE)
 Class A Cumulative value of $10,000       $9,635    $10,506    $11,492    $14,446       $55,975
        Average annual total return         -3.65%     +1.66%     +2.82%     +3.72%        +5.71%
LEHMAN BROTHERS 3-PLUS YEAR MUNICIPAL
BOND INDEX(1)
        Cumulative value of $10,000       $10,252    $11,369    $12,708    $17,049           N/A
        Average annual total return         +2.52%     +4.37%     +4.91%     +5.48%          N/A
LIPPER GENERAL MUNICIPAL DEBT FUNDS INDEX(2)
        Cumulative value of $10,000       $10,110    $11,203    $12,402    $15,701           N/A
        Average annual total return         +1.10%     +3.86%     +4.40%     +4.62%          N/A

Results for other share classes can be found on page 6.

--------------------------------------------------------------------------------

 12 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE TAX-EXEMPT BOND FUND LINE GRAPH)

                                                 RIVERSOURCE TAX-EXEMPT
                                                    BOND FUND CLASS A        LEHMAN BROTHERS 3-PLUS     LIPPER GENERAL MUNICIPAL
                                                 (INCLUDES SALES CHARGE)   YEAR MUNICIPAL BOND INDEX(1)    DEBT FUNDS INDEX(2)
                                                 -----------------------     ----------------------     ------------------------
'97                                                       $ 9,525                   $10,000                       $10,000
'98                                                        10,196                    10,798                        10,716
'99                                                         9,867                    10,626                        10,397
'00                                                        10,646                    11,550                        11,153
'01                                                        11,485                    12,589                        12,042
'02                                                        11,979                    13,414                        12,658
'03                                                        12,686                    14,364                        13,522
'04                                                        13,109                    14,994                        14,015
'05                                                        13,510                    15,621                        14,586
'06                                                        14,298                    16,630                        15,530
'07                                                        14,446                    17,049                        15,701

(1) The Lehman Brothers 3-Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of investment-grade fixed-rate municipal bonds with maturities of three years or more. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper General Municipal Debt Funds Index includes the 30 largest municipal debt funds tracked by Lipper Inc. The index's returns include net reinvested dividends.
(3) Fund data is from Nov. 24, 1976. The Fund began operating before the inception of the Lehman Brothers 3-Plus Year Municipal Bond Index and Lipper peer group.

--------------------------------------------------------------------------------

                      RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT  13

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 14 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT

                           BEGINNING        ENDING           EXPENSES
                         ACCOUNT VALUE   ACCOUNT VALUE      PAID DURING         ANNUALIZED
                         JUNE 1, 2007    NOV. 30, 2007   THE PERIOD(A),(B)   EXPENSE RATIO(C)

 Class A
   Actual(d)                $1,000         $1,012.10           $4.59               .91%
   Hypothetical             $1,000         $1,020.51           $4.61               .91%
   (5% return before
   expenses)
 Class B
   Actual(d)                $1,000         $1,008.20           $8.41              1.67%
   Hypothetical             $1,000         $1,016.70           $8.44              1.67%
   (5% return before
   expenses)
 Class C
   Actual(d)                $1,000         $1,005.60           $8.40              1.67%
   Hypothetical             $1,000         $1,016.70           $8.44              1.67%
   (5% return before
   expenses)

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses, (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs), will not exceed 0.79% for Class A, 1.54% for Class B and 1.54% for Class C. Had this change been in effect for the entire six month period ended Nov. 30, 2007, the actual expenses paid would have been $8.36 for Class B and $8.35 for Class C; the hypothetical expenses paid would have been $8.39 for Class B and $8.39 for Class C. The actual and hypothetical expenses paid for Class A would have been the same as those presented in the table above.
(c) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.55% for Class B and 1.55% for Class
     C. See notes 1 and 9 to the financial statements.
(d) Based on the actual return for the six months ended Nov. 30, 2007: +1.21% for Class A, +0.82% for Class B and +0.56% for Class C.

--------------------------------------------------------------------------------

                      RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS

NOV. 30, 2007
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

MUNICIPAL BONDS (93.6%)
NAME OF ISSUER
AND TITLE OF                       Coupon       Principal
ISSUE(f,g)                          rate          amount                   Value(a)
ALABAMA (0.6%)
City of Birmingham
 Unlimited General Obligation Refunding Warrants
 Series 2003A (AMBAC)
  06-01-13                           5.25%       $1,755,000              $1,908,071
County of Jefferson
 Revenue Bonds
 Series 2004A
  01-01-23                           5.25         1,500,000               1,587,720
Montgomery Medical Clinic Board
 Revenue Bonds
 Jackson Hospital & Clinic
 Series 2006
  03-01-21                           5.13         1,000,000                 985,290
                                                                    ---------------
Total                                                                     4,481,081
-----------------------------------------------------------------------------------

ARIZONA (1.8%)
Arizona Health Facilities Authority
 Revenue Bonds
 Phoenix Childrens Hospital
 Series 2007B
  02-02-15                           4.43         2,000,000(i)            1,973,460
Maricopa County Industrial Development Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004A
  07-01-23                           5.38         2,500,000               2,590,075
Queen Creek Improvement District #1
 Special Assessment Bonds
 Series 2006
  01-01-19                           5.00           755,000                 745,502
  01-01-20                           5.00           580,000                 567,640
  01-01-21                           5.00         1,000,000                 970,090
Salt Verde Financial Corporation
 Revenue Bonds
 Series 2007
  12-01-32                           5.00         6,000,000               5,800,620
                                                                    ---------------
Total                                                                    12,647,387
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       Coupon       Principal
ISSUE(f,g)                          rate          amount                   Value(a)

ARKANSAS (0.2%)
Arkansas Development Finance Authority
 Revenue Bonds
 Mortgage-backed Securities Program
 Series 2003A (GNMA/FNMA)
  07-01-34                           4.90%       $1,370,000              $1,353,903
-----------------------------------------------------------------------------------

CALIFORNIA (17.0%)
Abag Finance Authority for Nonprofit Corporations
 Revenue Bonds
 San Diego Hospital Association
 Series 2001A
  08-15-20                           6.13         1,000,000               1,042,490
Bay Area Toll Authority
 Revenue Bonds
 Series 2007F
  04-01-31                           5.00         5,000,000               5,274,050
California Educational Facilities Authority
 Revenue Bonds
 University of Southern California
 Series 2007A
  10-01-37                           4.75         1,000,000               1,010,900
California Health Facilities Financing Authority
 Refunding Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2005
  11-15-34                           5.00         1,000,000               1,003,220
California Health Facilities Financing Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004G
  07-01-23                           5.25         2,000,000               2,058,080
California Health Facilities Financing Authority
 Revenue Bonds
 Cedars-Sinai Medical Center
 Series 1997B (MBIA)
  08-01-27                           5.13         3,000,000               3,062,880

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       Coupon       Principal
ISSUE(f,g)                          rate          amount                   Value(a)
CALIFORNIA (CONT.)
California Health Facilities Financing Authority
Revenue Bonds
Kaiser Permanente
Series 2006A
  04-01-39                           5.25%       $1,000,000              $1,018,140
California State Public Works Board
 Refunding Revenue Bonds
 Various University of California Projects
 Series 1993A
  06-01-14                           5.50         7,275,000               7,899,122
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006B
  03-01-45                           5.25         2,500,000               2,533,150
California Statewide Communities Development Authority
 Revenue Bonds
 Sutter Health
 Series 2002B
  08-15-28                           5.50         2,000,000               2,084,500
Chabot-Las Positas Community College District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Election of 2004
 Zero Coupon
 Series 2006B (AMBAC)
  08-01-18                           4.65         1,000,000(b)              616,980
City & County of San Francisco
 Unlimited General Obligation Bonds
 Neighborhood Recreation & Park
 Series 2004A (MBIA)
  06-15-23                           5.00         4,795,000               5,008,857
East Bay Municipal Utility District
 Refunding Revenue Bonds
 Series 2007A (FGIC)
  06-01-37                           5.00         2,750,000               2,870,340
Fairfield-Suisun Unified School District
 Unlimited General Obligation Bonds
 Election 2002
 Series 2004 (MBIA)
  08-01-28                           5.50         3,000,000               3,253,200

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       Coupon       Principal
ISSUE(f,g)                          rate          amount                   Value(a)
CALIFORNIA (CONT.)
Golden State Tobacco Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2007A-1
  06-01-47                           5.13%       $1,000,000                $848,390
Golden State Tobacco Securitization Corporation
 Enhanced Revenue Bonds
 Series 2005A (AMBAC)
  06-01-45                           5.00         1,950,000               1,952,399
Golden State Tobacco Securitization Corporation
 Prerefunded Revenue Bonds
 Series 2003A-1
  06-01-39                           6.75           750,000                 871,575
  06-01-40                           6.63           900,000               1,040,319
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2003A-1
  06-01-33                           6.25           925,000               1,016,353
Roseville Natural Gas Finance Authority
 Revenue Bonds
 Series 2007
  02-15-23                           5.00         1,000,000                 981,150
  02-15-24                           5.00         1,375,000               1,339,168
  02-15-25                           5.00         1,500,000               1,452,810
Semitropic Improvement District
 Revenue Bonds
 Series 2004A (XLCA)
  12-01-28                           5.00         5,000,000               5,169,650
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2002
  04-01-32                           5.25         4,910,000               5,298,675
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004
  04-01-29                           5.30         1,743,000               1,928,839
State of California
 Unlimited General Obligation Bonds
 Series 2003
  02-01-29                           5.25         2,500,000               2,579,450
  02-01-32                           5.00         2,500,000               2,524,350
State of California
 Unlimited General Obligation Bonds
 Series 2003 (MBIA)
  02-01-27                           5.25         5,000,000               5,250,250

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                      RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT  17

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       Coupon       Principal
ISSUE(f,g)                          rate          amount                   Value(a)
CALIFORNIA (CONT.)
State of California
Unlimited General Obligation Bonds
Series 2006
  09-01-32                           5.00%       $1,300,000              $1,318,291
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2003
  11-01-23                           5.13         2,500,000               2,588,000
  11-01-29                           5.25         1,000,000               1,038,470
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2005
  06-01-28                           5.00         1,750,000               1,785,018
  06-01-35                           4.75         7,500,000               7,353,224
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2006
  09-01-30                           5.00         4,000,000               4,062,560
  09-01-31                           5.00         1,500,000(j)            1,522,170
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2007
  06-01-32                           5.00         1,300,000               1,319,617
  06-01-37                           5.00        17,550,000              17,748,139
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2004
  04-01-29                           5.30             2,000                   2,093
Sweetwater Union High School District
 Certificate of Participation
 Series 2002 (FSA)
  09-01-21                           5.00         3,255,000               3,429,696
Tobacco Securitization Authority of Southern California
 Revenue Bonds
 Series 2006-A1
  06-01-37                           5.00         2,000,000               1,688,620

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       Coupon       Principal
ISSUE(f,g)                          rate          amount                   Value(a)
CALIFORNIA (CONT.)
West Covina Redevelopment Agency
 Refunding Special Tax Bonds
 Fashion Plaza
 Series 1996
  09-01-17                           6.00%       $5,000,000              $5,670,150
                                                                    ---------------
Total                                                                   120,515,335
-----------------------------------------------------------------------------------

COLORADO (1.5%)
Baptist Road Rural Transportation Authority
 Revenue Bonds
 Series 2007
  12-01-22                           4.95         1,000,000                 924,129
  12-01-26                           5.00           500,000                 454,320
Broomfield
 Certificate of Participation
 Open Space Park & Recreation Facilities
 Series 2000 (AMBAC)
  12-01-20                           5.50         1,000,000               1,058,620
Colorado Health Facilities Authority
 Revenue Bonds
 Evangelical Lutheran
 Series 2005
  06-01-23                           5.25           500,000                 516,590
North Range Metropolitan District #1
 Prerefunded Limited General Obligation Bonds
 Series 2001
  12-15-31                           7.25         1,935,000               2,176,469
North Range Metropolitan District #2
 Limited Tax General Obligation Bonds
 Series 2007
  12-15-27                           5.50           735,000                 682,786
  12-15-37                           5.50           820,000                 702,732
University of Colorado
 Prerefunded Certificate of Participation
 Master Lease Purchase Agreement
 Series 2003A (AMBAC)
  06-01-23                           5.00         3,700,000               4,001,845
                                                                    ---------------
Total                                                                    10,517,491
-----------------------------------------------------------------------------------

CONNECTICUT (0.1%)
Mashantucket Western Pequot Tribe
 Subordinated Special Revenue Bonds
 Series 2006A
  09-01-36                           5.50         1,000,000(d)              942,220
-----------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 18 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       Coupon       Principal
ISSUE(f,g)                          rate          amount                   Value(a)

FLORIDA (2.1%)
Brevard County Health Facilities Authority
 Revenue Bonds
 Health First Incorporated Project
 Series 2005
  04-01-34                           5.00%         $750,000                $719,228
Broward County School Board
 Certificate of Participation
 Series 2003 (MBIA)
  07-01-24                           5.00         3,000,000               3,093,990
City of Lakeland
 Prerefunded Revenue Bonds
 Lakeland Regional Health Systems
 Series 2002
  11-15-32                           5.50         2,000,000               2,211,360
Florida Municipal Loan Council
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 2000A (MBIA)
  04-01-20                           6.02         4,360,000(b)            2,516,592
Highlands County Health Facilities Authority
 Prerefunded Revenue Bonds
 Hospital -- Adventist Health Systems
 Series 2002B
  11-15-23                           5.25         1,000,000               1,083,520
Highlands County Health Facilities Authority
 Refunding Revenue Bonds
 Hospital -- Adventist Health Systems
 Series 2006G
  11-15-32                           5.13         3,000,000               3,030,990
Highlands County Health Facilities Authority
 Revenue Bonds
 Hospital -- Adventist Health Systems
 Series 2006C
  11-15-36                           5.25         2,000,000               2,016,980
Sarasota County Health Facility Authority
 Refunding Revenue Bonds
 Village on the Isle Project
 Series 2007
  01-01-14                           5.00           500,000                 501,540
                                                                    ---------------
Total                                                                    15,174,200
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       Coupon       Principal
ISSUE(f,g)                          rate          amount                   Value(a)

GEORGIA (1.8%)
Appling County Development Authority
 Revenue Bonds
 Georgia Power Company Plant Hatch Project
 Series 2006 (AMBAC)
  07-01-16                           4.40%       $3,500,000              $3,561,250
Cherokee County Water & Sewer Authority
 Unrefunded Revenue Bonds
 Series 1995 (MBIA)
  08-01-25                           5.20         2,665,000               2,966,464
City of Atlanta
 Revenue Bonds
 Series 2001A (MBIA)
  11-01-39                           5.00         2,675,000               2,729,945
County of Fulton
 Revenue Bonds
 Series 1992 Escrowed to Maturity (FGIC)
  01-01-14                           6.38         3,125,000               3,433,969
County of Fulton
 Unrefunded Revenue Bonds
 Series 1992 (FGIC)
  01-01-14                           6.38           125,000                 137,309
                                                                    ---------------
Total                                                                    12,828,937
-----------------------------------------------------------------------------------

ILLINOIS (7.4%)
Cook & Will Counties Township High School District #206
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1992C Escrowed to Maturity (AMBAC)
  12-01-10                           6.55         2,605,000(b)            2,355,285
Cook County Community Consolidated School District #21 -- Wheeling
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 2000 Escrowed to Maturity (FSA)
  12-01-19                           6.03         3,140,000(b)            1,918,948
Cook County School District #170
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1992C Escrowed to Maturity (AMBAC)
  12-01-09                           6.50         2,155,000(b)            2,017,597
  12-01-10                           6.55         2,155,000(b)            1,948,422

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                      RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT  19

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       Coupon       Principal
ISSUE(f,g)                          rate          amount                   Value(a)
ILLINOIS (CONT.)
County of Jefferson
Unlimited General Obligation Bonds
Jail & Administration Office Center Project
Series 2003A (FGIC)
  01-15-24                           5.25%       $2,420,000              $2,542,500
Illinois Educational Facilities Authority
 Refunding Revenue Bonds
 Augustana College
 Series 2003A
  10-01-22                           5.63         2,500,000               2,605,125
Illinois Educational Facilities Authority
 Revenue Bonds
 University of Chicago
 Series 2003A
  07-01-25                           5.25         6,770,000               7,171,393
Illinois Finance Authority
 Revenue Bonds
 Sedgebrook Incorporated Facility
 Series 2007A
  11-15-12                           5.50           500,000                 508,190
Illinois Finance Authority
 Subordinated Revenue Bonds
 Regency
 Zero Coupon
 Series 1990 Escrowed to Maturity
  04-15-20                           7.75        13,745,000(b)            7,987,219
Illinois Municipal Electric Agency
 Refunding Revenue Bonds
 Series 2007C (FGIC)
  02-01-12                           5.00         2,000,000               2,124,540
Lake County Community High School District #127 Grayslake
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 2002B (FGIC)
  02-01-16                           5.32         4,000,000(b)            2,891,280
Metropolitan Pier & Exposition Authority
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1993A Escrowed to Maturity (FGIC)
  06-15-21                           6.54         1,870,000(b)            1,043,385

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       Coupon       Principal
ISSUE(f,g)                          rate          amount                   Value(a)
ILLINOIS (CONT.)
Metropolitan Pier & Exposition Authority
 Revenue Bonds
 McCormick Place Expansion
 Series 2002A (MBIA)
  06-15-42                           5.25%       $4,000,000              $4,179,120
Metropolitan Pier & Exposition Authority
 Unrefunded Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1993A (FGIC)
  06-15-10                           6.65           240,000(b)              219,521
Southern Illinois University
 Revenue Bonds
 Capital Appreciation
 Housing & Auxiliary
 Zero Coupon
 Series 1999A (MBIA)
  04-01-26                           5.55         4,000,000(b)            1,668,360
St. Clair County Public Building Commission
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1997B (FGIC)
  12-01-14                           5.95         2,000,000(b)            1,527,900
State of Illinois
 Unlimited General Obligation Bonds
 1st Series 2001 (FSA)
  05-01-26                           5.25        10,000,000              10,400,400
                                                                    ---------------
Total                                                                    53,109,185
-----------------------------------------------------------------------------------

INDIANA (1.1%)
Clark-Pleasant Community School Building Corporation
 Prerefunded Revenue Bonds
 1st Mortgage
 Series 2001 (AMBAC)
  07-15-16                           5.50         1,000,000               1,083,890
Indiana Health & Educational Facilities Financing Authority
 Revenue Bonds
 Clarian Health Obligation
 Series 2006A
  02-15-36                           5.00           625,000                 612,913

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 20 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       Coupon       Principal
ISSUE(f,g)                          rate          amount                   Value(a)
INDIANA (CONT.)
Indiana Health Facility Financing Authority
Revenue Bonds
Ascension Health Sub Credit
Series 2005A
  11-01-10                           5.00%       $2,500,000              $2,587,974
Indiana Transportation Finance Authority
 Prerefunded Revenue Bonds
 Series 1990A
  06-01-15                           7.25         2,210,000               2,396,546
Vigo County Hospital Authority
 Revenue Bonds
 Union Hospital Incorporated
 Series 2007
  09-01-37                           5.70         1,050,000                 976,301
                                                                    ---------------
Total                                                                     7,657,624
-----------------------------------------------------------------------------------

IOWA (0.3%)
Coralville
 Tax Allocation Bonds
 Tax Increment
 Series 2007C
  06-01-39                           5.13         2,425,000               2,345,921
-----------------------------------------------------------------------------------

KANSAS (0.4%)
University of Kansas Hospital Authority
 Improvement Refunding Revenue Bonds
 Health System
 Series 2006
  09-01-23                           5.00           705,000                 721,490
  09-01-25                           5.00         1,825,000               1,861,117
                                                                    ---------------
Total                                                                     2,582,607
-----------------------------------------------------------------------------------

LOUISIANA (4.9%)
City of New Orleans
 Limited General Obligation Refunding Bonds
 Series 1998B (FSA)
  12-01-10                           5.10           385,000                 398,452
City of New Orleans
 Unlimited General Obligation Refunding Bonds
 Capital Appreciation
 Zero Coupon
 Series 1991 (AMBAC)
  09-01-12                           6.63         6,250,000(b)            5,197,375

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       Coupon       Principal
ISSUE(f,g)                          rate          amount                   Value(a)
LOUISIANA (CONT.)
Louisiana State Citizens Property Insurance Corporation
 Revenue Bonds
 Series 2006B (AMBAC)
  06-01-16                           5.00%       $1,500,000              $1,618,260
New Orleans Home Mortgage Authority
 Special Obligation Refunding Bonds
 Series 1992 Escrowed to Maturity
  01-15-11                           6.25         8,720,000               9,314,530
Parish of St. John the Baptist
 Revenue Bonds
 Marathon Oil Corporation
 Series 2007A
  06-01-37                           5.13         3,150,000               3,018,425
State of Louisiana
 Revenue Bonds
 Series 2005A (FGIC)
  05-01-19                           5.25         1,000,000               1,083,400
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2001B
  05-15-30                           5.50         7,400,000               7,167,936
  05-15-39                           5.88         7,540,000               7,315,685
                                                                    ---------------
Total                                                                    35,114,063
-----------------------------------------------------------------------------------

MARYLAND (1.5%)
County of Baltimore
 Revenue Bonds
 Catholic Health Initiatives
 Series 2006A
  09-01-26                           5.00        10,200,000              10,416,546
-----------------------------------------------------------------------------------

MASSACHUSETTS (4.3%)
Commonwealth of Massachusetts
 Limited General Obligation Refunding Bonds
 Series 2004B
  08-01-22                           5.25         2,500,000               2,805,425
  08-01-28                           5.25         2,000,000               2,231,900
Commonwealth of Massachusetts
 Refunding Revenue Bonds
 Series 2005 (FGIC)
  01-01-27                           5.50         1,500,000               1,711,440
  01-01-28                           5.50         1,500,000               1,714,065

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                      RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT  21

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       Coupon       Principal
ISSUE(f,g)                          rate          amount                   Value(a)
MASSACHUSETTS (CONT.)
Massachusetts Bay Transportation Authority
Prerefunded Special Assessment Bonds
Series 2005A
  07-01-26                           5.00%       $1,450,000              $1,592,535
Massachusetts Bay Transportation Authority
 Revenue Bonds
 General Transportation System
 Series 1998C (FGIC)
  03-01-13                           5.50         2,000,000               2,197,880
Massachusetts Bay Transportation Authority
 Revenue Bonds
 Series 2005A
  07-01-31                           5.00         2,000,000               2,177,980
Massachusetts Development Finance Agency
 Revenue Bonds
 Boston University
 Series 1999P
  05-15-59                           6.00           675,000                 767,995
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Harvard University
 Series 2002FF
  07-15-37                           5.13         2,500,000               2,596,975
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Lahey Clinic Medical Center
 Series 2007D
  08-15-28                           5.25         1,000,000               1,029,010
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Milford Regional Medical
 Series 2007E
  07-15-37                           5.00         2,250,000               2,080,170
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Partners Healthcare Systems
 Series 2007G-5
  07-01-18                           5.00           500,000                 534,910
  07-01-47                           5.00         1,500,000               1,492,245
Massachusetts School Building Authority
 Revenue Bonds
 Series 2007A (AMBAC)
  08-15-32                           4.75         1,240,000               1,254,334

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       Coupon       Principal
ISSUE(f,g)                          rate          amount                   Value(a)
MASSACHUSETTS (CONT.)
Massachusetts State Water Pollution Abatement
 Prerefunded Revenue Bonds
 Pool Program
 Series 2004-10
  08-01-34                           5.00%       $3,430,000              $3,745,732
Massachusetts State Water Pollution Abatement
 Unrefunded Revenue Bonds
 Pool Program
 Series 2004-10
  08-01-34                           5.00           570,000                 589,847
Massachusetts Water Resources Authority
 Refunding Revenue Bonds
 Series 2005A (MBIA)
  08-01-22                           5.00         2,000,000               2,137,280
                                                                    ---------------
Total                                                                    30,659,723
-----------------------------------------------------------------------------------

MICHIGAN (4.7%)
Detroit
 Prerefunded Revenue Bonds
 2nd Lien
 Series 2005A (MBIA)
  07-01-30                           5.00         2,065,000               2,267,989
Detroit
 Revenue Bonds
 Senior Lien
 Series 2003A (MBIA)
  07-01-21                           5.00         1,350,000               1,406,525
Detroit
 Unrefunded Revenue Bonds
 2nd Lien
 Series 2005A (MBIA)
  07-01-30                           5.00         2,435,000               2,528,138
Marysville Public School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA)
 (Qualified School Bond Loan Fund)
  05-01-37                           4.70           500,000                 503,385
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water Revolving Fund
 Series 2001
  10-01-19                           5.25         2,000,000               2,110,180

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 22 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       Coupon       Principal
ISSUE(f,g)                          rate          amount                   Value(a)
MICHIGAN (CONT.)
Michigan Municipal Bond Authority
Revenue Bonds
Drinking Water State Revolving Fund
Series 2002
  10-01-22                           5.00%       $2,350,000              $2,460,403
Michigan Municipal Bond Authority
 Revenue Bonds
 Local Government Loan Program
 Series 2003C
  05-01-13                           5.00         1,450,000               1,559,925
Michigan Municipal Bond Authority
 Revenue Bonds
 School District City of Detroit
 Series 2005 (FSA)
  06-01-19                           5.00         1,500,000               1,593,240
Michigan State Hospital Finance Authority
 Refunding Revenue Bonds
 Henry Ford Health System
 Series 2006A
  11-15-26                           5.00         1,090,000               1,110,438
Michigan State Hospital Finance Authority
 Revenue Bonds
 Oakwood Obligated Group
 Series 2003
  11-01-18                           5.50         4,070,000               4,324,334
New Haven Community Schools
 Prerefunded Unlimited General Obligation Bonds
 School Building & Site
 Series 2002
 (Qualified School Board Loan Fund)
  05-01-22                           5.25         5,500,000               5,981,910
Oakland Schools Intermediate School District
 Limited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA)
  05-01-36                           5.00         2,500,000               2,602,675
Saginaw Hospital Finance Authority
 Refunding Revenue Bonds
 Covenant Medical Center
 Series 2004G
  07-01-22                           5.13         1,560,000               1,603,274

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       Coupon       Principal
ISSUE(f,g)                          rate          amount                   Value(a)
MICHIGAN (CONT.)
Summit Academy North
 Prerefunded Certificate of Participation
 Series 2001
  07-01-21                           7.13%       $1,615,000              $1,767,343
Troy City School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2006 (MBIA)
 (Qualified School Board Loan Fund)
  05-01-24                           5.00         1,600,000               1,681,696
                                                                    ---------------
Total                                                                    33,501,455
-----------------------------------------------------------------------------------

MINNESOTA (2.9%)
City of Breckenridge
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
  05-01-30                           5.00         3,075,000               3,098,308
Minneapolis Special School District #1
 Unlimited General Obligation Refunding Bonds
 Series 2005A (FSA)
 (School District Credit Enhancement Program)
  02-01-15                           5.00         1,000,000               1,077,780
Minneapolis/St. Paul Housing Finance Board
 Revenue Bonds
 Mortgage-backed City Living
 Series 2006A-5 (GNMA/FNMA/FHLMC)
  04-01-27                           5.45         3,947,433               4,160,910
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 University of St. Thomas
 5th Series 2004Y
  10-01-34                           5.25         1,250,000               1,299,250
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2005
  10-01-30                           5.00         3,500,000               3,535,875
St. Paul Housing & Redevelopment Authority
 Refunding Revenue Bonds
 St. Paul Academy & Summit School
 Series 2007
  10-01-24                           5.00         2,000,000               2,048,220

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                      RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT  23

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       Coupon       Principal
ISSUE(f,g)                          rate          amount                   Value(a)
MINNESOTA (CONT.)
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
  05-15-21                           5.25%       $1,070,000              $1,078,325
  05-15-22                           5.25         1,185,000               1,189,159
  05-15-26                           5.25         1,000,000                 982,580
Todd Morrison Cass & Wadena Counties
 United Hospital District
 Unlimited General Obligation Bonds
 Health Care Facilities-Lakewood
 Series 2004
  12-01-34                           5.00         1,000,000                 918,280
University of Minnesota
 Revenue Bonds
 State Supported Stadium Debt
 Series 2006
  08-01-23                           5.00         1,395,000(j)            1,482,494
                                                                    ---------------
Total                                                                    20,871,181
-----------------------------------------------------------------------------------

MISSISSIPPI (0.5%)
Mississippi Home Corporation
 Revenue Bonds
 Series 2007E-1 (GNMA/FNMA/FHLMC)
  12-01-37                           5.85         3,250,000               3,531,678
-----------------------------------------------------------------------------------

MISSOURI (0.9%)
Missouri Joint Municipal Electric Utility Commission
 Revenue Bonds
 Plum Point Project
 Series 2006 (MBIA)
  01-01-20                           5.00         2,000,000               2,131,080
Missouri State Health & Educational Facilities Authority
 Prerefunded Revenue Bonds
 Park College
 Series 1999
  06-01-19                           5.88         4,000,000               4,188,920
                                                                    ---------------
Total                                                                     6,320,000
-----------------------------------------------------------------------------------

NEVADA (0.3%)
City of Las Vegas
 Prerefunded Special Assessment Bonds
 Special Improvement District #808 -- Summerlin
 Series 2001
  06-01-11                           6.00         1,950,000               2,008,500
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       Coupon       Principal
ISSUE(f,g)                          rate          amount                   Value(a)

NEW JERSEY (1.4%)
New Jersey Economic Development Authority
 Revenue Bonds
 Cigarette Tax
 Series 2004
  06-15-18                           5.63%       $4,950,000              $4,994,154
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 AtlantiCare Regional Medical Center
 Series 2007
  07-01-22                           5.00           825,000                 852,225
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 South Jersey Hospital
 Series 2006
  07-01-18                           5.00         1,925,000               2,016,476
Tobacco Settlement Financing Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2002
  06-01-37                           6.00         2,175,000               2,411,444
                                                                    ---------------
Total                                                                    10,274,299
-----------------------------------------------------------------------------------

NEW YORK (10.8%)
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2003I
  03-01-27                           5.38           905,000                 993,247
City of New York
 Unlimited General Obligation Bonds
 Series 2004D
  11-01-34                           5.00         1,000,000               1,016,880
City of New York
 Unlimited General Obligation Bonds
 Series 2004E (FSA)
  11-01-22                           5.00         2,600,000               2,740,998
City of New York
 Unlimited General Obligation Bonds
 Series 2004H
  08-01-20                           5.00         3,660,000               3,819,649
City of New York
 Unlimited General Obligation Bonds
 Sub Series 2006J-1
  06-01-25                           5.00         1,500,000(j)            1,549,215

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 24 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       Coupon       Principal
ISSUE(f,g)                          rate          amount                   Value(a)
NEW YORK (CONT.)
City of New York
Unrefunded Unlimited General Obligation Bonds
Series 2003I
  03-01-27                           5.38%         $680,000                $714,891
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003J
  06-01-19                           5.50         2,000,000               2,155,720
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2005F
  11-15-12                           5.00         1,000,000               1,065,210
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2006A
  11-15-22                           5.00         2,500,000               2,621,174
New York City Health & Hospital Corporation
 Revenue Bonds
 Health System
 Series 2002A (FSA)
  02-15-18                           5.50         2,150,000               2,306,735
  02-15-19                           5.50         1,250,000               1,337,100
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
  01-01-23                           5.00         1,000,000               1,052,090
New York Liberty Development Corporation
 Revenue Bonds
 Goldman Sachs Headquarters
 Series 2005
  10-01-35                           5.25         7,000,000               7,424,619
New York State Dormitory Authority
 Prerefunded Revenue Bonds
 State Personal Income Tax-Education
 Series 2003A
  03-15-27                           5.00         4,725,000               5,108,528
New York State Dormitory Authority
 Revenue Bonds
 Columbia University
 Series 2007C
  07-01-29                           5.00         1,250,000               1,317,025

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       Coupon       Principal
ISSUE(f,g)                          rate          amount                   Value(a)
NEW YORK (CONT.)
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 2nd Generation Resolution
 Series 1993A
  07-01-18                           5.75%       $5,500,000              $6,218,685
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006C
  12-15-31                           5.00         1,000,000               1,044,290
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006D
  03-15-31                           5.00         3,000,000               3,129,690
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2007A
  03-15-37                           5.00         1,000,000               1,040,600
New York State Dormitory Authority
 Revenue Bonds
 Series 2003B (XLCA)
  07-01-32                           5.25         6,350,000               6,921,437
New York State Dormitory Authority
 Revenue Bonds
 Sloan-Kettering Memorial Center
 Series 2003-1 (MBIA)
  07-01-23                           5.00         6,000,000               6,251,219
  07-01-24                           5.00         2,500,000               2,597,100
New York State Dormitory Authority
 Revenue Bonds
 Sloan-Kettering Memorial Center
 Series 2006-1
  07-01-35                           5.00         1,250,000               1,291,313
New York State Energy Research & Development Authority
 Revenue Bonds
 New York State Electric & Gas
 Series 1985 (MBIA)
  03-15-15                           4.10         2,400,000               2,435,208

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                      RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT  25

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       Coupon       Principal
ISSUE(f,g)                          rate          amount                   Value(a)
NEW YORK (CONT.)
New York State Thruway Authority
Refunding Revenue Bonds
Series 2002C (AMBAC)
  04-01-14                           5.50%       $5,000,000              $5,397,650
New York State Thruway Authority
 Revenue Bonds
 Second Generation Resolution
 Series 2003B (FSA)
  04-01-21                           4.75         1,500,000               1,553,370
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
  12-01-16                           5.25           500,000(d)              503,080
  12-01-23                           5.00           750,000(d)              701,738
Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2003A-1
  06-01-19                           5.50         2,250,000               2,415,983
Westchester Tobacco Asset Securitization
 Revenue Bonds
 Series 2005
  06-01-26                           5.00           350,000                 338,482
                                                                    ---------------
Total                                                                    77,062,926
-----------------------------------------------------------------------------------

NORTH CAROLINA (2.1%)
City of Charlotte
 Certificate of Participation
 Governmental Facilities Projects
 Series 2003G
  06-01-28                           5.00         1,750,000               1,800,698
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2003A
  01-01-10                           5.50         2,375,000               2,455,608
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2003F
  01-01-14                           5.50         5,000,000               5,389,449
North Carolina Municipal Power Agency #1 Catawba
 Revenue Bonds
 Series 2003A
  01-01-11                           5.50         5,125,000               5,382,839
                                                                    ---------------
Total                                                                    15,028,594
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       Coupon       Principal
ISSUE(f,g)                          rate          amount                   Value(a)

NORTH DAKOTA (0.4%)
Ward County
 Revenue Bonds
 Trinity Obligated Group
 Series 2006
  07-01-15                           5.25%         $625,000                $649,894
  07-01-25                           5.13         2,250,000               2,190,195
                                                                    ---------------
Total                                                                     2,840,089
-----------------------------------------------------------------------------------

OHIO (1.6%)
Cincinnati City School District
 Unlimited General Obligation Refunding Bonds
 Classroom Construction & Improvement
 Series 2006 (FGIC)
  12-01-25                           5.25         1,500,000               1,673,220
Cleveland State University
 Revenue Bonds
 Series 2004 (FGIC)
  06-01-24                           5.25         1,500,000               1,597,410
Miami County
 Improvement Refunding Revenue Bonds
 Upper Valley Medical Center
 Series 2006
  05-15-21                           5.25           500,000                 509,545
  05-15-26                           5.25         1,750,000               1,759,433
Miami University
 Refunding Revenue Bonds
 Series 2005 (AMBAC)
  09-01-23                           4.75         2,435,000               2,519,300
Northeast Regional Sewer District
 Improvement Revenue Bonds
 Series 2007 (MBIA)
  11-15-25                           4.75           250,000(j)              256,308
Ohio Air Quality Development Authority
 Refunding Revenue Bonds
 Pollution Control -- Dayton Power
 Series 2005B (FGIC)
  01-01-34                           4.80         2,000,000               2,007,500
Ohio State Water Development Authority
 Refunding Revenue Bonds
 Series 2003
  06-01-15                           5.25           500,000                 556,855

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 26 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       Coupon       Principal
ISSUE(f,g)                          rate          amount                   Value(a)
OHIO (CONT.)
Township of Anderson
Limited General Obligation Bonds
Series 2007
  12-01-18                           5.00%         $680,000                $740,540
                                                                    ---------------
Total                                                                    11,620,111
-----------------------------------------------------------------------------------

OREGON (0.4%)
Oregon State Housing & Community Services Department
 Revenue Bonds
 Single Family Mortgage Program
 Series 2003A
  07-01-24                           4.80         2,745,000               2,707,860
-----------------------------------------------------------------------------------

PENNSYLVANIA (0.8%)
Allegheny County Hospital Development Authority
 Refunding Revenue Bonds
 Capital Appreciation
 Magee-Women's Hospital Project
 Zero Coupon
 Series 1992 (FGIC)
  10-01-17                           5.81         5,115,000(b)            3,377,639
Montgomery County Industrial Development Authority
 Refunding Revenue Bonds
 ACTS Retirement Communities
 Series 2006B
  11-15-22                           5.00         2,500,000               2,489,500
                                                                    ---------------
Total                                                                     5,867,139
-----------------------------------------------------------------------------------

PUERTO RICO (6.1%)(c)
Commonwealth of Puerto Rico
 Prerefunded Unlimited General Obligation
 Public Improvement Bonds
 Series 2004A
  07-01-34                           5.00         1,255,000               1,367,712
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2003A
  07-01-21                           5.25         1,000,000               1,033,080
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2006A
  07-01-23                           5.25           500,000                 515,995
  07-01-24                           5.25         2,625,000               2,697,817
  07-01-26                           5.25         2,000,000               2,044,221

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       Coupon       Principal
ISSUE(f,g)                          rate          amount                   Value(a)
PUERTO RICO (CONT.)
Commonwealth of Puerto Rico
 Unlimited General Obligation Refunding Bonds
 Series 2004A
  07-01-30                           5.00%       $1,000,000              $1,026,240
Commonwealth of Puerto Rico
 Unrefunded Unlimited General Obligation
 Public Improvement Bonds
 Series 2004A
  07-01-34                           5.00           745,000                 742,795
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2007TT
  07-01-32                           5.00         3,000,000               3,034,020
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 1996Y
  07-01-36                           5.50         2,500,000               2,857,525
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 2003G
  07-01-42                           5.00           985,000               1,069,050
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (AMBAC)
  07-01-30                           5.25         5,500,000               5,958,040
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (MBIA)
  07-01-32                           5.25         2,500,000               2,706,700
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
  07-01-13                           6.25         2,300,000               2,560,981
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 2005K
  07-01-19                           5.00         2,000,000               2,057,040
Puerto Rico Highway & Transportation Authority
 Unrefunded Revenue Bonds
 Series 2003G
  07-01-42                           5.00           515,000                 510,792

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                      RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT  27

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       Coupon       Principal
ISSUE(f,g)                          rate          amount                   Value(a)
PUERTO RICO (CONT.)
Puerto Rico Infrastructure Financing Authority
Refunding Special Tax Bonds
Series 2005C (AMBAC)
  07-01-23                           5.50%       $1,100,000              $1,232,682
Puerto Rico Public Buildings Authority
 Revenue Bonds
 Government Facilities
 Series 2004I
  07-01-33                           5.25         1,500,000               1,524,090
Puerto Rico Public Finance Corporation
 Revenue Bonds
 Commonwealth Appropriated
 Series 2004A
  08-01-27                           5.75        10,000,000              10,483,700
                                                                    ---------------
Total                                                                    43,422,480
-----------------------------------------------------------------------------------

RHODE ISLAND (0.7%)
Rhode Island Housing & Mortgage Finance Corporation
 Revenue Bonds
 Homeownership Opportunity
 Series 2006-51A
  10-01-26                           4.65         2,000,000               1,975,180
  04-01-33                           4.85         2,985,000               2,925,090
                                                                    ---------------
Total                                                                     4,900,270
-----------------------------------------------------------------------------------

SOUTH CAROLINA (1.0%)
Charleston Educational Excellence Finance Corporation
 Revenue Bonds
 Charleston County School District
 Series 2005
  12-01-30                           5.25         2,500,000               2,607,600
Lexington County
 Prerefunded Revenue Bonds
 Series 2004
  05-01-24                           5.50         2,100,000               2,331,441
Piedmont Municipal Power Agency
 Refunding Revenue Bonds
 Series 1991 (FGIC)
  01-01-21                           6.25         1,000,000               1,204,570
Tobacco Settlement Revenue Management Authority
 Revenue Bonds
 Series 2001B
  05-15-22                           6.00         1,000,000               1,009,170
                                                                    ---------------
Total                                                                     7,152,781
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       Coupon       Principal
ISSUE(f,g)                          rate          amount                   Value(a)

TENNESSEE (3.5%)
Clarksville Natural Gas Acquisition Corporation
 Revenue Bonds
 Series 2006
  12-15-12                           5.00%       $2,185,000              $2,223,806
  12-15-17                           5.00         3,000,000               3,009,330
  12-15-20                           5.00         2,500,000               2,462,349
  12-15-21                           5.00         2,000,000               1,958,540
Tennessee Energy Acquisition Corporation
 Revenue Bonds
 Series 2006A
  09-01-18                           5.25         6,500,000               6,753,760
  09-01-20                           5.25         2,000,000               2,067,520
  09-01-24                           5.25         2,040,000               2,062,522
  09-01-26                           5.25         4,750,000               4,766,483
                                                                    ---------------
Total                                                                    25,304,310
-----------------------------------------------------------------------------------

TEXAS (4.8%)
Brazosport Independent School District
 Unlimited General Obligation Bonds
 Series 2003C
 (Permanent School Fund Guarantee)
  02-15-19                           5.00         1,525,000               1,600,915
City of Austin
 Refunding Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1992 (AMBAC)
  11-15-10                           6.51         5,055,000(b)            4,556,173
City of San Antonio
 Revenue Bonds
 Series 2003 (MBIA)
  02-01-20                           5.00         1,980,000               2,068,506
Clint Independent School District
 Prerefunded Unlimited General Obligation Bonds
 Series 2003A
 (Permanent School Fund Guarantee)
  08-15-29                           5.13         6,425,000               7,008,005
College Station Independent School District
 Unlimited General Obligation Bonds
 School Building
 Series 2007 (Permanent School Fund Guarantee)
  08-15-27                           5.00         3,795,000               3,966,800

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 28 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       Coupon       Principal
ISSUE(f,g)                          rate          amount                   Value(a)
TEXAS (CONT.)
Duncanville Independent School District
Prerefunded Unlimited General Obligation Bonds
Capital Appreciation
Series 2001
(Permanent School Fund Guarantee)
  02-15-28                           5.65%       $6,965,000              $7,719,030
SA Energy Acquisition Public Facility Corporation
 Revenue Bonds
 Gas Supply
 Series 2007
  08-01-15                           5.25         1,000,000               1,044,760
State of Texas
 Unlimited General Obligation Bonds
 Transportation Community-Mobility Fund
 Series 2007
  04-01-34                           4.75           500,000                 502,590
Tarrant County Cultural Education Facilities Finance
 Corporation
 Refunding Revenue Bonds
 Texas Health Resources
 Series 2007A
  02-15-26                           5.00         2,000,000               2,042,740
Tarrant County Cultural Education Facilities Finance
 Corporation
 Revenue Bonds
 C C Young Memorial Home Project
 Series 2007
  02-15-10                           4.90           400,000                 401,128
Wilson County Memorial Hospital District
 Limited General Obligation Bonds
 Series 2003 (MBIA)
  02-15-28                           5.13         3,000,000               3,116,610
                                                                    ---------------
Total                                                                    34,027,257
-----------------------------------------------------------------------------------

VIRGINIA (2.2%)
City of Hampton
 Revenue Bonds
 Series 2002 (AMBAC)
  01-15-28                           5.13         3,000,000               3,119,310
Fredericksburg Economic Development Authority
 Refunding Revenue Bonds
 Medicorp Health System Obligation
 Series 2007
  06-15-16                           5.00         1,000,000               1,051,710

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       Coupon       Principal
ISSUE(f,g)                          rate          amount                   Value(a)
VIRGINIA (CONT.)
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2005
  06-01-26                           5.50%       $1,300,000(j)           $1,434,264
Tobacco Settlement Financing Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2005
  06-01-37                           5.63         2,000,000               2,266,580
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007B-1
  06-01-47                           5.00         5,510,000               4,575,448
Virginia Public School Authority
 Revenue Bonds
 School Financing
 Series 2001A
  08-01-16                           5.00         3,300,000               3,488,067
                                                                    ---------------
Total                                                                    15,935,379
-----------------------------------------------------------------------------------

WASHINGTON (2.6%)
City of Seattle
 Improvement Refunding Revenue Bonds
 Series 2001 (FSA)
  03-01-26                           5.13         3,415,000               3,503,278
NJB Properties
 Revenue Bonds
 King County Washington Project
 Series 2006A
  12-01-27                           5.00         4,000,000               4,128,600
Tobacco Settlement Authority of Washington
 Asset-backed Revenue Bonds
 Series 2002
  06-01-26                           6.50           255,000                 265,519
Washington Public Power Supply System
 Refunding Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1989B (MBIA)
  07-01-13                           6.61        10,360,000(b)            8,381,343
Yakima County
 Limited General Obligation Bonds
 Series 2002 (AMBAC)
  12-01-21                           5.00         2,425,000               2,526,996
                                                                    ---------------
Total                                                                    18,805,736
-----------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                      RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT  29

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       Coupon       Principal
ISSUE(f,g)                          rate          amount                   Value(a)

WISCONSIN (0.9%)
Badger Tobacco Asset Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2002
  06-01-27                           6.13%       $1,100,000              $1,136,663
  06-01-32                           6.38         1,000,000               1,029,130
Wisconsin Health & Educational Facilities Authority
 Refunding Revenue Bonds
 Wheaton Healthcare
 Series 2006B
  08-15-25                           5.13         4,310,000               4,233,454
                                                                    ---------------
Total                                                                     6,399,247
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $649,962,007)                                                   $667,927,515
-----------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST
(7.8%)(h)
NAME OF ISSUER
AND TITLE OF                       Coupon       Principal
ISSUE(f)                            rate          amount                   Value(a)
ARIZONA (0.5%)
Arizona Health Facilities Authority
 Revenue Bonds
 Series 2007-1779
  01-01-37                           4.40%       $4,000,000(d)           $3,648,840
-----------------------------------------------------------------------------------

MASSACHUSETTS (1.6%)
Commonwealth of Massachusetts
 Unlimited General Obligation Bonds
 Series 2002 (FGIC)
  11-01-15                           5.50        10,000,000              11,289,500
-----------------------------------------------------------------------------------

NEW JERSEY (3.0%)
New Jersey Sports & Exposition Authority
 Series 2000A
  03-01-16                           5.75         6,770,000               7,093,403
New Jersey Sports & Exposition Authority
 Series 2000B
  03-01-17                           5.75         7,070,000               7,404,623
New Jersey Sports & Exposition Authority
 Series 2000C
  03-01-18                           5.75         6,980,000               7,308,828
                                                                    ---------------
Total                                                                    21,806,854
-----------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN
TRUST (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       Coupon       Principal
ISSUE(f)                            rate          amount                   Value(a)

PUERTO RICO (2.7%)(c)
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2002 (MBIA)
  07-01-17                           5.50%       $7,500,000              $8,406,150
Puerto Rico Municipal Finance Agency
 Unlimited General Obligation Bonds
 Series 2000R (FSA)
  08-01-13                           5.75        10,000,000              10,512,400
                                                                    ---------------
Total                                                                    18,918,550
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $53,255,715)                                                     $55,663,744
-----------------------------------------------------------------------------------

MUNICIPAL NOTES (1.0%)
                                                  Amount
                                  Effective     payable at
ISSUE(e,f,g)                        yield        maturity                  Value(a)
FLORIDA (0.2%)
Jacksonville Health Facilities Authority
 Revenue Bonds
 Baptist Medical
 V.R.D.N. Series 2007 (Bank of America)
  08-15-34                           3.52%       $1,500,000              $1,500,000
-----------------------------------------------------------------------------------

ILLINOIS (--%)
City of Chicago
 Revenue Bonds
 Second Lien
 V.R.D.N. Series 1999 (Bank One)
  11-01-30                           3.62           300,000                 300,000
-----------------------------------------------------------------------------------

MARYLAND (0.3%)
Maryland State Economic Development Corporation
 Revenue Bonds
 U.S. Pharmacopeial Project
 V.R.D.N. Series 2004A (Bank of America) AMBAC
  07-01-34                           3.62         2,000,000               2,000,000
-----------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 30 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT

MUNICIPAL NOTES (CONTINUED)
                                                  Amount
                                  Effective     payable at
ISSUE(e,f,g)                        yield        maturity                  Value(a)

MINNESOTA (0.2%)
Center City
 Revenue Bonds
 Hazelden Foundation Project
 V.R.D.N. Series 2005 (Bank of New York)
  11-01-35                           3.62%       $1,300,000              $1,300,000
-----------------------------------------------------------------------------------

NEW MEXICO (0.3%)
New Mexico Hospital Equipment Loan Council
 Revenue Bonds
 Presbyterian Healthcare
 V.R.D.N. Series 2005B (Citibank) FSA
  08-01-30                           3.59         2,100,000               2,100,000
-----------------------------------------------------------------------------------

MUNICIPAL NOTES (CONTINUED)
                                                  Amount
                                  Effective     payable at
ISSUE(e,f,g)                        yield        maturity                  Value(a)

TENNESSEE (--%)
Montgomery County Public Building Authority
 Revenue Bonds
 Tennessee County Loan Pool
 V.R.D.N. Series 2002 (Bank of America)
  04-01-32                           3.62%         $275,000                $275,000
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $7,475,000)                                                       $7,475,000
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $710,692,722)(k)                                                $731,066,259
-----------------------------------------------------------------------------------

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT NOV. 30, 2007

                                   NUMBER OF                                            UNREALIZED
                                   CONTRACTS          NOTIONAL        EXPIRATION      APPRECIATION/
CONTRACT DESCRIPTION              LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
----------------------------------------------------------------------------------------------------
U.S. Treasury Note, 5-year            (455)         $50,220,625       Dec. 2007        $(1,200,693)
----------------------------------------------------------------------------------------------------

INTEREST RATE SWAP CONTRACTS OUTSTANDING AT NOV. 30, 2007

                                                  FUND                                 NOTIONAL
                         FLOATING              PAY/RECEIVE    FIXED    EXPIRATION     PRINCIPAL     UNREALIZED
COUNTERPARTY            RATE INDEX            FLOATING RATE   RATE        DATE          AMOUNT     APPRECIATION
---------------------------------------------------------------------------------------------------------------
Citibank        Municipal Market Data Index        Pay         3.43%  Dec. 20, 2007   $8,000,000      $58,880
Citibank        Municipal Market Data Index        Pay         3.43   Dec. 21, 2007    8,000,000       58,880
Citibank        Municipal Market Data Index        Pay         3.43   Dec. 24, 2007    8,000,000       58,880
Morgan Stanley  Municipal Market Data Index        Pay        3.505   Feb. 14, 2008    8,600,000       90,171
Morgan Stanley  Municipal Market Data Index        Pay        3.505   Feb. 15, 2008    8,600,000       90,171
Morgan Stanley  Municipal Market Data Index        Pay         3.47   Feb. 21, 2008    8,600,000       76,239
Morgan Stanley  Municipal Market Data Index        Pay         3.47   Feb. 22, 2008    8,600,000       76,238
---------------------------------------------------------------------------------------------------------------
Total                                                                                                $509,459
---------------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 8.7% of net assets at Nov. 30, 2007.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the

--------------------------------------------------------------------------------

                      RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT  31

     Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2007, the value of these securities amounted to $5,795,878 or 0.8% of net assets.

(e) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2007.

(f) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    -- ACA Financial Guaranty Corporation
AMBAC  -- Ambac Assurance Corporation
BIG    -- Bond Investors Guarantee
CGIC   -- Capital Guaranty Insurance Company
CIFG   -- IXIS Financial Guaranty
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Authority
FNMA   -- Federal National Mortgage Association
FHLMC  -- Federal Home Loan Mortgage Corporation
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
MBIA   -- MBIA Insurance Corporation
XLCA   -- XL Capital Assurance

(g)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    -- Alternative Minimum Tax
B.A.N.    -- Bond Anticipation Note
C.P.      -- Commercial Paper
R.A.N.    -- Revenue Anticipation Note
T.A.N.    -- Tax Anticipation Note
T.R.A.N.  -- Tax & Revenue Anticipation Note
V.R.      -- Variable Rate
V.R.D.B.  -- Variable Rate Demand Bond
V.R.D.N.  -- Variable Rate Demand Note

(h)  Municipal Bonds Held in Trust -- See Note 1 to the financial statements.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2007.

(j) At Nov. 30, 2007, investments in securities included securities valued at $628,760 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(k) At Nov. 30, 2007, the cost of securities for federal income tax purposes was $709,814,137 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $29,096,543
Unrealized depreciation                                             (7,844,421)
------------------------------------------------------------------------------
Net unrealized appreciation                                        $21,252,122
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 32 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                      RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT  33

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOV. 30, 2007

ASSETS
Investments in securities, at value
   (identified cost $710,692,722)                               $731,066,259
Cash                                                                  90,451
Cash deposits and collateral held with brokers                        75,000
Capital shares receivable                                             91,480
Accrued interest receivable                                       10,572,832
Receivable for investment securities sold                            380,510
Unrealized appreciation on swap contracts                            509,459
----------------------------------------------------------------------------
Total assets                                                     742,785,992
----------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                    306,330
Capital shares payable                                             1,053,887
Payable for investment securities purchased                          264,130
Variation margin payable                                              14,219
Short-term floating rate notes outstanding                        27,160,000
Accrued investment management services fee                             8,032
Accrued distribution fee                                             152,361
Accrued transfer agency fee                                            1,015
Accrued administrative services fee                                    1,342
Other accrued expenses                                                86,253
----------------------------------------------------------------------------
Total liabilities                                                 29,047,570
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $713,738,422
============================================================================
REPRESENTED BY
Capital stock -- $.01 par value                                 $  1,883,565
Additional paid-in capital                                       692,289,061
Undistributed net investment income                                  878,224
Accumulated net realized gain (loss)                                (994,731)
Unrealized appreciation (depreciation) on investments             19,682,303
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $713,738,422
============================================================================

Net assets applicable to outstanding
   shares:                                  Class A                            $682,528,518
                                            Class B                            $ 26,464,663
                                            Class C                            $  4,745,241
Net asset value per share of outstanding    Class A
   capital stock:                           shares(1)           180,120,461    $       3.79
                                            Class B shares        6,984,267    $       3.79
                                            Class C shares        1,251,775    $       3.79
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $3.98. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 34 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT

STATEMENT OF OPERATIONS
YEAR ENDED NOV. 30, 2007

INVESTMENT INCOME
Income:
Interest                                                        $ 37,011,172
----------------------------------------------------------------------------
Expenses:
Investment management services fee                                 3,157,092
Distribution fee
   Class A                                                         1,823,472
   Class B                                                           352,820
   Class C                                                            53,497
Transfer agency fee
   Class A                                                           384,743
   Class B                                                            20,177
   Class C                                                             3,022
Administrative services fee                                          525,515
Interest and fee expense                                             948,930
Compensation of board members                                         13,610
Custodian fees                                                        60,356
Printing and postage                                                  85,250
Registration fees                                                     52,191
Professional fees                                                     47,457
Other                                                                 13,418
----------------------------------------------------------------------------
Total expenses                                                     7,541,550
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                (202,941)
----------------------------------------------------------------------------
                                                                   7,338,609
   Earnings and bank fee credits on cash balances                    (77,991)
----------------------------------------------------------------------------
Total net expenses                                                 7,260,618
----------------------------------------------------------------------------
Investment income (loss) -- net                                   29,750,554
----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                             434,398
   Futures contracts                                                 924,129
   Swap transactions                                                  48,549
----------------------------------------------------------------------------
Net realized gain (loss) on investments                            1,407,076
Net change in unrealized appreciation (depreciation) on
   investments                                                   (23,885,144)
----------------------------------------------------------------------------
Net gain (loss) on investments                                   (22,478,068)
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $  7,272,486
============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                      RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT  35

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED NOV. 30,                                          2007             2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                          $  29,750,554    $  29,242,300
Net realized gain (loss) on investments                      1,407,076       (1,636,849)
Net change in unrealized appreciation (depreciation) on
   investments                                             (23,885,144)      16,329,844
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                7,272,486       43,935,295
---------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                              (28,387,819)     (27,795,065)
      Class B                                               (1,099,457)      (1,267,158)
      Class C                                                 (167,320)        (182,449)
      Class Y                                                      (68)            (110)
   Net realized gain
      Class A                                                       --       (2,509,025)
      Class B                                                       --         (120,344)
      Class C                                                       --          (15,221)
      Class Y                                                       --               (8)
---------------------------------------------------------------------------------------
Total distributions                                        (29,654,664)     (31,889,380)
---------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                           60,359,522       43,311,654
   Class B shares                                            1,591,449        2,102,217
   Class C shares                                              509,271          658,966
Fund Merger (Note 6)
   Class A shares                                                  N/A      288,100,670
   Class B shares                                                  N/A       32,859,444
   Class C shares                                                  N/A        4,858,132
   Class Y shares                                                  N/A            1,401
Reinvestment of distributions at net asset value
   Class A shares                                           20,388,658       21,763,604
   Class B shares                                              887,673        1,113,637
   Class C shares                                              154,936          183,250
Payments for redemptions
   Class A shares                                         (165,181,386)    (177,593,959)
   Class B shares                                          (17,752,690)     (22,628,170)
   Class C shares                                           (2,305,250)      (3,066,577)
   Class Y shares                                               (3,227)              --
---------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                           (101,351,044)     191,664,269
---------------------------------------------------------------------------------------
Total increase (decrease) in net assets                   (123,733,222)     203,710,184
Net assets at beginning of year                            837,471,644      633,761,460
---------------------------------------------------------------------------------------
Net assets at end of year                                $ 713,738,422    $ 837,471,644
=======================================================================================
Undistributed net investment income                      $     878,224    $     782,334
---------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 36 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Tax-Exempt Bond Fund (the Fund) is a series of RiverSource Tax-Exempt Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in investment-grade bonds and other debt obligations whose interest is exempt from federal income tax.

The Fund offers Class A, Class B and Class C shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

At June 9, 2007, all Class Y shares were liquidated.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the

--------------------------------------------------------------------------------

                      RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT 37 value of a security at a given point in time. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Nov. 30, 2007, the Fund had no outstanding forward-commitments.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The Fund may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the year ended Nov. 30, 2007, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value

--------------------------------------------------------------------------------

 38 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

INTEREST RATE SWAP TRANSACTIONS

The Fund may enter into interest rate swap agreements to produce incremental earnings or to gain exposure to or protect itself from market changes. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate. The Fund may employ interest rate swaps to synthetically add or subtract principal exposure to the municipal market.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Funds will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into an interest rate swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swap to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions entered.

INVERSE FLOATER PROGRAM TRANSACTIONS

The Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the short-term floating rate notes to tender their notes at par, and (2) to transfer the municipal bonds from the trusts to the Fund, thereby collapsing the trusts. The municipal

--------------------------------------------------------------------------------

                      RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT 39 bonds transferred to the trusts remain in the Fund's investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption "Short-term floating rate notes outstanding" in the "Statement of assets and liabilities." The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The bonds held by the trusts serve as collateral for the short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trust at Nov. 30, 2007, are presented in the "Portfolio of Investments." The inclusion of interest and fee expense related to the short-term floating rate notes corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. At Nov. 30, 2007, the market value of municipal bonds held in trust and short-term floating rate notes outstanding were as follows:

                   SHORT-TERM      WEIGHTED AVERAGE
MARKET VALUE OF   FLOATING RATE    OF INTEREST RATES
MUNICIPAL BONDS       NOTES         FOR SHORT-TERM
 HELD IN TRUST     OUTSTANDING    FLOATING RATE NOTES
-----------------------------------------------------
  $55,663,744      $27,160,000           7.33%

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in

--------------------------------------------------------------------------------

 40 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED NOV. 30,                                  2007           2006
----------------------------------------------------------------------------
CLASS A
Distributions paid from:
      Ordinary income -- tax-exempt
         distributions*.......................    $28,387,819    $27,911,979
      Long-term capital gain..................             --      2,392,111
CLASS B
Distributions paid from:
      Ordinary income -- tax-exempt
         distributions*.......................      1,099,457      1,272,766
      Long-term capital gain..................             --        114,736
CLASS C
Distributions paid from:
      Ordinary income -- tax-exempt
         distributions*.......................        167,320        183,158
      Long-term capital gain..................             --         14,512
CLASS Y
Distributions paid from:
      Ordinary income -- tax-exempt
         distributions*.......................             68            110
      Long-term capital gain..................             --              8

* Tax-exempt distributions were 100% and 99.30% for the years 2007 and 2006, respectively.

At Nov. 30, 2007, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income..............................    $   313,966
Undistributed accumulated long-term gain...................    $        --
Accumulated realized loss..................................    $  (729,269)
Unrealized appreciation (depreciation).....................    $20,287,429

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Dec. 1, 2007. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and

--------------------------------------------------------------------------------

                      RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT 41 measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 in its semiannual report for the period ending May 31, 2008. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.41% to 0.25% annually as the Fund's assets increase. The management fee for the year ended Nov. 30, 3007, was 0.41% of the Fund's average daily net assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase. The fee for the year ended Nov. 30, 2007, was 0.07% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended Nov. 30, 2007, there were no expenses incurred for these particular items.

--------------------------------------------------------------------------------

 42 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $20.50

-  Class B $21.50

-  Class C $21.00

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $273,543 for Class A, $38,414 for Class B and $1,158 for Class C for the year ended Nov. 30, 2007.

For the year ended Nov. 30, 2007, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs) were 0.79% for Class A, 1.54% for Class B and 1.54% for Class
C. Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were $165,926, $8,026 and $1,217 for Class A, Class B and Class C, respectively. The management fees at the Fund level were $27,772. Under an agreement, which was effective until Nov. 30, 2007, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding interest and fee expenses related to the Fund's

--------------------------------------------------------------------------------

                      RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT 43 participation in certain inverse floater programs) would not exceed 0.79% for Class A, 1.55% for Class B and 1.55% for Class C of the Fund's average daily net assets. Effective Dec. 1, 2007, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.54% for Class B and 1.54% for Class C of the Fund's average daily net assets until Nov. 30, 2008, unless sooner terminated at the discretion of the Board.

During the year ended Nov. 30, 2007, the Fund's custodian and transfer agency fees were reduced by $77,991 as a result of earnings and bank fee credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $365,257,262 and $453,902,023, respectively, for the year ended Nov. 30, 2007. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                 YEAR ENDED NOV. 30, 2007
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                      15,755,043      5,340,630      (43,174,259)       (22,078,586)
Class B                         415,691        232,279       (4,662,693)        (4,014,723)
Class C                         133,335         40,543         (600,692)          (426,814)
Class Y                              --             --             (852)              (852)
----------------------------------------------------------------------------------------------

                                                YEAR ENDED NOV. 30, 2006
                                                  ISSUED FOR
                                       FUND       REINVESTED                           NET
                          SOLD        MERGER     DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
--------------------------------------------------------------------------------------------------
Class A                11,311,568   75,176,582     5,678,105     (46,378,558)       45,787,697
Class B                   548,998    8,575,264       290,725      (5,929,767)        3,485,220
Class C                   172,428    1,267,341        47,812        (801,270)          686,311
Class Y                        --          365            --              --               365
--------------------------------------------------------------------------------------------------

5. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or

--------------------------------------------------------------------------------

 44 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the year ended Nov. 30, 2007.

6. FUND MERGER

At the close of business on March 10, 2006, RiverSource Tax-Exempt Bond Fund acquired the assets and assumed the identified liabilities of RiverSource Insured Tax-Exempt Fund. The reorganization was completed after shareholders approved the plan on Feb. 15, 2006.

The aggregate net assets of RiverSource Tax-Exempt Bond Fund immediately before the acquisition were $605,261,453 and the combined net assets immediately after the acquisition were $931,081,100.

The merger was accomplished by a tax-free exchange of 61,157,704 shares of the RiverSource Insured Tax-Exempt Fund valued at $325,819,647.

In exchange for the RiverSource Insured Tax-Exempt Fund shares and net assets, RiverSource Tax-Exempt Bond Fund issued the following number of shares:

                                                                  SHARES
--------------------------------------------------------------------------
Class A                                                         75,176,582
Class B                                                          8,575,264
Class C                                                          1,267,341
Class Y                                                                365
--------------------------------------------------------------------------

RiverSource Insured Tax-Exempt Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows, which include the following amounts of capital stock, unrealized appreciation, accumulated net realized loss and undistributed net investment loss.

                                                                    ACCUMULATED    UNDISTRIBUTED
                        TOTAL NET       CAPITAL       UNREALIZED    NET REALIZED   NET INVESTMENT
                          ASSETS         STOCK       APPRECIATION       LOSS            LOSS
-------------------------------------------------------------------------------------------------
RiverSource Insured
Tax-Exempt Fund        $325,819,647   $320,972,784    $4,867,047      $(18,264)       $(1,920)
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT  45

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $729,269 at Nov. 30, 2007, that if not offset by capital gains will expire in 2014. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment

--------------------------------------------------------------------------------

 46 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT

Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

                      RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT  47

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED NOV. 30,            2007              2006           2005           2004           2003
Net asset value, beginning of period      $3.90          $3.84          $3.89          $4.10          $4.05
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .15(b)         .14            .14            .14            .15
Net gains (losses) (both realized and
 unrealized)                               (.11)           .08           (.02)          (.01)           .08
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .04            .22            .12            .13            .23
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.15)          (.14)          (.14)          (.14)          (.15)
Distributions from realized gains            --           (.02)          (.03)          (.20)          (.03)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.15)          (.16)          (.17)          (.34)          (.18)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $3.79          $3.90          $3.84          $3.89          $4.10
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $683           $788           $601           $674           $777
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including
 interest and fee expense)(c),(d)          .94%           .95%           .91%           .85%           .88%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including
 interest and fee expense)(c),(d)          .91%(e)        .91%(e)        .90%(e)        .85%           .88%
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding
 interest and fee expense)(c)              .82%           .83%           .83%           .82%           .82%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding
 interest and fee expense)(c)              .79%(e)        .79%(e)        .82%(e)        .82%           .82%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.91%          3.70%          3.55%          3.55%          3.78%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     51%            32%            29%            21%            92%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           1.04%          5.83%          3.06%          3.33%          5.91%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(f)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 48 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED NOV. 30,            2007              2006           2005           2004           2003
Net asset value, beginning of period      $3.90          $3.84          $3.89          $4.10          $4.06
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .12(b)         .11            .11            .11            .12
Net gains (losses) (both realized and
 unrealized)                               (.11)           .08           (.02)          (.01)           .07
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .01            .19            .09            .10            .19
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.12)          (.11)          (.11)          (.11)          (.12)
Distributions from realized gains            --           (.02)          (.03)          (.20)          (.03)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.12)          (.13)          (.14)          (.31)          (.15)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $3.79          $3.90          $3.84          $3.89          $4.10
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $26            $43            $29            $36            $50
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including
 interest and fee expense)(c),(d)         1.69%          1.70%          1.67%          1.61%          1.64%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including
 interest and fee expense)(c),(d)         1.66%(e)       1.67%(e)       1.66%(e)       1.61%          1.64%
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding
 interest and fee expense(c)              1.57%          1.58%          1.59%          1.58%          1.58%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding
 interest and fee expense)(c)             1.54%(e)       1.55%(e)       1.58%(e)       1.58%          1.58%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.11%          2.93%          2.78%          2.80%          3.02%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     51%            32%            29%            21%            92%
-----------------------------------------------------------------------------------------------------------
Total return(f)                            .28%          5.03%          2.29%          2.55%          4.85%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(f)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

                      RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT  49

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED NOV. 30,            2007              2006           2005           2004           2003
Net asset value, beginning of period      $3.90          $3.84          $3.89          $4.10          $4.06
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .12(b)         .11            .11            .11            .12
Net gains (losses) (both realized and
 unrealized)                               (.11)           .08           (.02)          (.01)           .07
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .01            .19            .09            .10            .19
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.12)          (.11)          (.11)          (.11)          (.12)
Distributions from realized gains            --           (.02)          (.03)          (.20)          (.03)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.12)          (.13)          (.14)          (.31)          (.15)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $3.79          $3.90          $3.84          $3.89          $4.10
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $5             $7             $4             $5             $6
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including
 interest and fee expense)(c),(d)         1.69%          1.70%          1.68%          1.61%          1.65%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including
 interest and fee expense)(c),(d)         1.66%(e)       1.67%(e)       1.67%(e)       1.61%          1.65%
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding
 interest and fee expense(c)              1.57%          1.58%          1.60%          1.58%          1.59%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding
 interest and fee expense)(c)             1.54%(e)       1.55%(e)       1.59%(e)       1.58%          1.59%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.14%          2.93%          2.78%          2.80%          3.01%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     51%            32%            29%            21%            92%
-----------------------------------------------------------------------------------------------------------
Total return(f)                            .28%          5.03%          2.29%          2.55%          4.84%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(f)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 50 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF

RIVERSOURCE TAX-EXEMPT BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Tax-Exempt Bond Fund (the Fund) (one of the portfolios constituting the RiverSource Tax-Exempt Series, Inc.) as of November 30, 2007, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and financial highlights of the Fund for the periods presented through November 30, 2006, were audited by other auditors whose report dated January 22, 2007, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2007, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2007 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Tax-Exempt Bond Fund of the RiverSource Tax-Exempt Series, Inc. at November 30, 2007, the results of its operations, changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /s/ Ernst & Young LLP
Minneapolis, Minnesota
January 18, 2008

--------------------------------------------------------------------------------

                      RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT  51

FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

Fiscal year ended Nov. 30, 2007

CLASS A

INCOME DISTRIBUTIONS - 100% are tax-exempt.
PAYABLE DATE                                                       PER SHARE
Dec. 18, 2006...............................................        $0.00830
Jan. 23, 2007...............................................         0.01432
Feb. 23, 2007...............................................         0.01253
March 26, 2007..............................................         0.01274
April 25, 2007..............................................         0.01224
May 25, 2007................................................         0.01231
June 25, 2007...............................................         0.01267
July 25, 2007...............................................         0.01239
Aug. 24, 2007...............................................         0.01210
Sept. 24, 2007..............................................         0.01277
Oct. 26, 2007...............................................         0.01320
Nov. 26, 2007...............................................         0.01288
Total distributions.........................................        $0.14845

CLASS B

INCOME DISTRIBUTIONS - 100% are tax-exempt.
PAYABLE DATE                                                       PER SHARE
Dec. 18, 2006...............................................        $0.00659
Jan. 23, 2007...............................................         0.01142
Feb. 23, 2007...............................................         0.01000
March 26, 2007..............................................         0.01025
April 25, 2007..............................................         0.00985
May 25, 2007................................................         0.00992
June 25, 2007...............................................         0.01016
July 25, 2007...............................................         0.00997
Aug. 24, 2007...............................................         0.00977
Sept. 24, 2007..............................................         0.01035
Oct. 26, 2007...............................................         0.01069
Nov. 26, 2007...............................................         0.01045
Total distributions.........................................        $0.11942

--------------------------------------------------------------------------------

 52 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT

CLASS C

INCOME DISTRIBUTIONS - 100% are tax-exempt.
PAYABLE DATE                                                       PER SHARE
Dec. 18, 2006...............................................        $0.00659
Jan. 23, 2007...............................................         0.01143
Feb. 23, 2007...............................................         0.00999
March 26, 2007..............................................         0.01026
April 25, 2007..............................................         0.00986
May 25, 2007................................................         0.00992
June 25, 2007...............................................         0.01018
July 25, 2007...............................................         0.01004
Aug. 24, 2007...............................................         0.00977
Sept. 24, 2007..............................................         0.01036
Oct. 26, 2007...............................................         0.01070
Nov. 26, 2007...............................................         0.01047
Total distributions.........................................        $0.11957

SOURCE OF DISTRIBUTIONS

For dividends paid by the Fund to be tax-exempt the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

FEDERAL TAXATION

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage for 2007 was 0.00%.

OTHER TAXATION

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

--------------------------------------------------------------------------------

                      RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT  53

SOURCE OF INCOME BY STATE

Percentages of income from municipal securities earned by the Fund from various states during the fiscal year ended Nov. 30, 2007 are listed below.

Alaska                                   0.110%
Alabama                                  1.052
Arkansas                                 0.193
Arizona                                  1.081
California                              15.410
Colorado                                 1.441
Connecticut                              0.148
Florida                                  2.218
Georgia                                  1.708
Iowa                                     0.181
Illinois                                 7.121
Indiana                                  1.048
Kansas                                   0.308
Kentucky                                 0.158
Louisiana                                5.109
Maryland                                 0.492
Massachusetts                            4.846
Michigan                                 5.337
Minnesota                                3.203
Mississippi                              0.268
Missouri                                 0.918
Nebraska                                 0.669
Nevada                                   0.700
New Hampshire                            0.009
New Jersey                               5.968
New Mexico                               0.232
New York                                10.240
North Carolina                           2.101
North Dakota                             0.381
Ohio                                     2.051
Oregon                                   0.526
Pennsylvania                             1.122
Puerto Rico                              6.753
Rhode Island                             0.811
South Carolina                           1.764
Tennessee                                3.957
Texas                                    4.676
Utah                                     0.003
Virginia                                 1.727
Washington                               3.211
Wisconsin                                0.638
Wyoming                                  0.111

--------------------------------------------------------------------------------

 54 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 104 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Kathleen Blatz           Board member       Chief Justice, Minnesota Supreme
901 S. Marquette Ave.    since 2006         Court, 1998-2005
Minneapolis, MN 55402
Age 53
-----------------------------------------------------------------------------------------------------
Arne H. Carlson          Board member       Chair, RiverSource Funds,
901 S. Marquette Ave.    since 1999         1999-2006; former Governor of
Minneapolis, MN 55402                       Minnesota
Age 73
-----------------------------------------------------------------------------------------------------
Pamela G. Carlton        Board member       President, Springboard -- Partners
901 S. Marquette Ave.    since 2007         in Cross Cultural Leadership
Minneapolis, MN 55402                       (consulting company)
Age 52
-----------------------------------------------------------------------------------------------------
Patricia M. Flynn        Board member       Trustee Professor of Economics and
901 S. Marquette Ave.    since 2004         Management, Bentley College; former
Minneapolis, MN 55402                       Dean, McCallum Graduate School of
Age 57                                      Business, Bentley College
-----------------------------------------------------------------------------------------------------
Anne P. Jones            Board member       Attorney and Consultant
901 S. Marquette Ave.    since 1985
Minneapolis, MN 55402
Age 72
-----------------------------------------------------------------------------------------------------
Jeffrey Laikind, CFA     Board member       Former Managing Director, Shikiar    American Progressive
901 S. Marquette Ave.    since 2005         Asset Management                     Insurance
Minneapolis, MN 55402
Age 72
-----------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.    Board member       President Emeritus and Professor of  Valmont Industries,
901 S. Marquette Ave.    since 2002 and     Economics, Carleton College          Inc. (manufactures
Minneapolis, MN 55402    Chair of the                                            irrigation systems)
Age 68                   Board since 2007
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT  55

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Catherine James Paglia   Board member       Director, Enterprise Asset           Strategic
901 S. Marquette Ave.    since 2004         Management, Inc. (private real       Distribution, Inc.
Minneapolis, MN 55402                       estate and asset management          (transportation,
Age 55                                      company)                             distribution and
                                                                                 logistics
                                                                                 consultants)
-----------------------------------------------------------------------------------------------------
Alison Taunton-Rigby     Board member       Chief Executive Officer, RiboNovix,  Hybridon, Inc.
901 S. Marquette Ave.    since 2002         Inc. since 2003 (biotechnology);     (biotechnology);
Minneapolis, MN 55402                       former President, Forester Biotech   American Healthways,
Age 63                                                                           Inc. (health
                                                                                 management programs)
-----------------------------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
William F. Truscott      Board member       President -- U.S. Asset Management
53600 Ameriprise         since 2001,        and Chief Investment Officer,
Financial Center         Vice President     Ameriprise Financial, Inc. and
Minneapolis, MN 55474    since 2002         President, Chairman of the Board
Age 47                                      and Chief Investment Officer,
                                            RiverSource Investments, LLC since
                                            2005; President, Ameriprise
                                            Certificate Company since 2006;
                                            Senior Vice President -- Chief
                                            Investment Officer, Ameriprise
                                            Financial, Inc. and Chairman of the
                                            Board and Chief Investment Officer,
                                            RiverSource Investments, LLC,
                                            2001-2005
-----------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.

--------------------------------------------------------------------------------

 56 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------
Patrick T. Bannigan      President since    Senior Vice President -- Asset Management,
172 Ameriprise           2006               RiverSource Investments, LLC since 2006;
Financial Center                            Managing Director and Global Head of Product,
Minneapolis, MN 55474                       Morgan Stanley Investment Management,
Age 41                                      2004-2006; President, Touchstone Investments,
                                            2002-2004; Director of Strategic Planning,
                                            Evergreen Investments, 1995-2002
------------------------------------------------------------------------------------------
Michelle M. Keeley       Vice President     Executive Vice President -- Equity and Fixed
172 Ameriprise           since 2004         Income, Ameriprise Financial, Inc. and
Financial Center                            RiverSource Investments, LLC since 2006; Vice
Minneapolis, MN 55474                       President -- Investments, Ameriprise
Age 43                                      Certificate Company since 2003; Senior Vice
                                            President -- Fixed Income, Ameriprise
                                            Financial, Inc., 2002-2006 and RiverSource
                                            Investments, LLC, 2004-2006; Managing
                                            Director, Zurich Global Assets, 2001-2002
------------------------------------------------------------------------------------------
Amy K. Johnson           Vice President     Vice President -- Asset Management and Trust
5228 Ameriprise          since 2006         Company Services, RiverSource Investments, LLC
Financial Center                            since 2006; Vice President -- Operations and
Minneapolis, MN 55474                       Compliance, RiverSource Investments, LLC,
Age 42                                      2004-2006; Director of Product
                                            Development -- Mutual Funds, Ameriprise
                                            Financial, Inc., 2001-2004
------------------------------------------------------------------------------------------
Jeffrey P. Fox           Treasurer since    Vice President -- Investment Accounting,
105 Ameriprise           2002               Ameriprise Financial, Inc. since 2002; Vice
Financial Center                            President -- Finance, American Express
Minneapolis, MN 55474                       Company, 2000-2002
Age 52
------------------------------------------------------------------------------------------
Scott R. Plummer         Vice President,    Vice President and Chief Counsel -- Asset
5228 Ameriprise          General Counsel    Management, Ameriprise Financial, Inc. since
Financial Center         and Secretary      2005; Vice President, General Counsel and
Minneapolis, MN 55474    since 2006         Secretary, Ameriprise Certificate Company
Age 48                                      since 2005; Vice President -- Asset Management
                                            Compliance, Ameriprise Financial, Inc.,
                                            2004-2005; Senior Vice President and Chief
                                            Compliance Officer, U.S. Bancorp Asset
                                            Management, 2002-2004; Second Vice President
                                            and Assistant General Counsel, Hartford Life,
                                            2001-2002
------------------------------------------------------------------------------------------
Jennifer D. Lammers      Chief Compliance   U.S. Asset Management Chief Compliance
172 Ameriprise           Officer since      Officer, RiverSource Investments, LLC since
Financial Center         2006               2006; Director -- Mutual Funds, Voyageur Asset
Minneapolis, MN 55474                       Management, 2003-2006; Director of Finance,
Age 47                                      Voyageur Asset Management, 2000-2003
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT  57

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------
Neysa M. Alecu           Money Laundering   Compliance Director and Anti-Money Laundering
2934 Ameriprise          Prevention         Officer, Ameriprise Financial, Inc. since
Financial Center         Officer since      2004; Manager Anti-Money Laundering,
Minneapolis, MN 55474    2004               Ameriprise Financial, Inc., 2003-2004;
Age 43                                      Compliance Director and Bank Secrecy Act
                                            Officer, American Express Centurion Bank,
                                            2000-2003
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 58 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

                      RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT  59

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On April 12, 2007, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2007 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended Nov. 30, 2006 and the year ended Nov. 30, 2005 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through April 12, 2007 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

--------------------------------------------------------------------------------

 60 RIVERSOURCE TAX-EXEMPT BOND FUND -- 2007 ANNUAL REPORT

     RIVERSOURCE(R) TAX-EXEMPT BOND FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed
                                        by RiverSource Investments, LLC. These
                                        companies are part of Ameriprise Financial,
                                        Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                           S-6310 AE (1/08)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

           (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

           (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.    Principal Accountant Fees and Services

Fund - Related Fees

(a) Audit Fees. The fees for the year ended Nov. 30, to Ernst & Young LLP for professional services rendered for the audit of the annual financial statements for RiverSource Tax-Exempt Series, Inc. were as follows:

                                 2007 - $49,300

(b) Audit - Related Fees. The fees for the year ended Nov. 30, to Ernst & Young LLP for additional professional services rendered in connection with the semiannual financial statement review for RiverSource Tax-Exempt Series, Inc. were as follows:

                                 2007 - $700

(c) Tax Fees. The fees for the year ended Nov. 30, to Ernst & Young LLP for tax compliance related services for RiverSource Tax-Exempt Series, Inc. were as follows:

                                 2007 - $6,000

(d) All Other Fees. The fees for the year ended Nov. 30, to Ernst & Young LLP for additional professional services rendered for RiverSource Tax-Exempt Series, Inc. were as follows:

                                 2007 - $0

(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2007 were pre-approved by the audit committee.

(f)  Not applicable.

(g) Non-Audit Fees. The fees for the year ended Nov. 30, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                                 2007 - $628,150

(h) 100% of the services performed in item (g) above during 2007 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial

           Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource Tax-Exempt Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date February 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date February 1, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date February 1, 2008